UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President & Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower Lifetime Funds (Institutional Class, Investor Class, and Service Class)
Annual Report
December 31, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Empower Lifetime 2015 Fund
Management Discussion
The Fund's investment adviser is Empower Capital Management, LLC ("ECM")
ECM Commentary
The Empower Lifetime Funds’ 2023 performance was mixed. ECM has long maintained a slight tilt toward value- and smaller-cap stocks within the equity portion of the portfolios which lagged throughout much of 2023 but started to gain momentum late in the year.
For the twelve-month period ended December 31, 2023, the Empower Lifetime 2015 Fund (Investor Class shares) returned 10.33%, relative to a 10.68% return for the Morningstar Lifetime Moderate 2015 Index and a 22.20% return for the MSCI ACWI Index, the Fund's benchmark indexes.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
Fund (Investor Class)
Morningstar Lifetime Moderate 2015 Index
MSCI ACWI Index

Year	Fund (Investor Class)	Morningstar Lifetime Moderate 2015 Index	MSCI ACWI Index
	10,000.00	10,000.00	10,000.00
2014	10,640.69	10,555.40	10,416.04
2015	10,517.85	10,373.02	10,169.81
2016	11,280.39	11,109.82	10,969.59
2017	12,535.90	12,375.23	13,599.23
2018	11,981.81	11,937.50	12,318.78
2019	13,799.45	13,881.83	15,595.25
2020	15,317.39	15,640.63	18,130.24
2021	16,616.31	16,940.84	21,491.11
2022	14,578.28	14,311.34	17,544.51
2023	16,084.78	15,840.47	21,439.70

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	10.69%	6.44%	4.98%
Investor Class	10.33%	6.07%	4.87%
Service Class	10.18%	5.96%	4.78%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	46.76%
Large Cap Equity	16.27
Fixed Interest Contract	13.40
International Equity	11.32
Mid Cap Equity	6.73
Real Estate Equity	3.14
Small Cap Equity	2.38
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Empower Lifetime 2015 Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,047.81	$2.17
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	$2.14
Investor Class
Actual	$1,000.00	$1,046.13	$3.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.92
Service Class
Actual	$1,000.00	$1,045.06	$4.48
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.43
* Expenses are equal to the Fund's annualized expense ratio of 0.42% for the Institutional Class shares, 0.77% for the Investor Class shares, 0.87% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests,  (0.35%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2020 Fund
Management Discussion
The Fund's investment adviser is Empower Capital Management, LLC ("ECM")
ECM Commentary
The Empower Lifetime Funds’ 2023 performance was mixed. ECM has long maintained a slight tilt toward value- and smaller-cap stocks within the equity portion of the portfolios which lagged throughout much of 2023 but started to gain momentum late in the year.
For the twelve-month period ended December 31, 2023, the Empower Lifetime 2020 Fund (Investor Class shares) returned 10.97%, relative to a 11.31% return for the Morningstar Lifetime Moderate 2020 Index and a 22.20% return for the MSCI ACWI Index, the Fund's benchmark indexes.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	11.30%	6.82%	6.07%
Investor Class	10.97%	6.45%	5.71%
Service Class	10.86%	6.36%	5.62%
(a) Institutional Class, Investor Class, and Service Class inception date was April 28, 2016.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	44.59%
Large Cap Equity	17.78
International Equity	13.14
Fixed Interest Contract	11.08
Mid Cap Equity	7.33
Real Estate Equity	3.21
Small Cap Equity	2.87
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Empower Lifetime 2020 Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,048.73	$2.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	$2.29
Investor Class
Actual	$1,000.00	$1,047.35	$4.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.08
Service Class
Actual	$1,000.00	$1,047.52	$4.64
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.58
* Expenses are equal to the Fund's annualized expense ratio of 0.45% for the Institutional Class shares, 0.80% for the Investor Class shares, 0.90% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.37%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2025 Fund
Management Discussion
The Fund's investment adviser is Empower Capital Management, LLC ("ECM")
ECM Commentary
The Empower Lifetime Funds’ 2023 performance was mixed. ECM has long maintained a slight tilt toward value- and smaller-cap stocks within the equity portion of the portfolios which lagged throughout much of 2023 but started to gain momentum late in the year.
For the twelve-month period ended December 31, 2023, the Empower Lifetime 2025 Fund (Investor Class shares) returned 11.91%, relative to a 12.15% return for the Morningstar Lifetime Moderate 2025 Index and a 22.20% return for the MSCI ACWI Index, the Fund's benchmark indexes.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
Fund (Investor Class)
Morningstar Lifetime Moderate 2025 Index
MSCI ACWI Index

Year	Fund (Investor Class)	Morningstar Lifetime Moderate 2025 Index	MSCI ACWI Index
	10,000.00	10,000.00	10,000.00
2014	10,681.48	10,604.19	10,416.04
2015	10,528.35	10,385.69	10,169.81
2016	11,384.31	11,257.07	10,969.59
2017	12,994.05	12,893.92	13,599.23
2018	12,249.49	12,261.72	12,318.78
2019	14,455.62	14,636.18	15,595.25
2020	16,224.99	16,636.28	18,130.24
2021	17,873.45	18,315.79	21,491.11
2022	15,401.38	15,096.19	17,544.51
2023	17,235.72	16,930.55	21,439.70

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	12.18%	7.45%	5.68%
Investor Class	11.91%	7.07%	5.59%
Service Class	11.72%	6.96%	5.48%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	41.44%
Large Cap Equity	19.55
International Equity	15.43
Fixed Interest Contract	8.77
Mid Cap Equity	8.04
Small Cap Equity	3.48
Real Estate Equity	3.29
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Empower Lifetime 2025 Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,052.32	$2.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	$2.40
Investor Class
Actual	$1,000.00	$1,050.67	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$4.18
Service Class
Actual	$1,000.00	$1,049.45	$4.75
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.69
* Expenses are equal to the Fund's annualized expense ratio of 0.47% for the Institutional Class shares, 0.82% for the Investor Class shares, 0.92% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.38%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2030 Fund
Management Discussion
The Fund's investment adviser is Empower Capital Management, LLC ("ECM")
ECM Commentary
The Empower Lifetime Funds’ 2023 performance was mixed. ECM has long maintained a slight tilt toward value- and smaller-cap stocks within the equity portion of the portfolios which lagged throughout much of 2023 but started to gain momentum late in the year.
For the twelve-month period ended December 31, 2023, the Empower Lifetime 2030 Fund (Investor Class shares) returned 13.07%, relative to a 13.33% return for the Morningstar Lifetime Moderate 2030 Index and a 22.20% return for the MSCI ACWI Index, the Fund's benchmark indexes.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	13.34%	8.18%	7.31%
Investor Class	13.07%	7.80%	6.94%
Service Class	12.93%	7.69%	6.86%
(a) Institutional Class, Investor Class, and Service Class inception date was April 28, 2016.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	36.01%
Large Cap Equity	22.24
International Equity	18.59
Mid Cap Equity	9.09
Fixed Interest Contract	6.41
Small Cap Equity	4.30
Real Estate Equity	3.36
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Empower Lifetime 2030 Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,054.65	$2.59
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.55
Investor Class
Actual	$1,000.00	$1,053.64	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.33
Service Class
Actual	$1,000.00	$1,052.59	$4.91
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.84
* Expenses are equal to the Fund's annualized expense ratio of 0.50% for the Institutional Class shares, 0.85% for the Investor Class shares, 0.95% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.40%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2035 Fund
Management Discussion
The Fund's investment adviser is Empower Capital Management, LLC ("ECM")
ECM Commentary
The Empower Lifetime Funds’ 2023 performance was mixed. ECM has long maintained a slight tilt toward value- and smaller-cap stocks within the equity portion of the portfolios which lagged throughout much of 2023 but started to gain momentum late in the year.
For the twelve-month period ended December 31, 2023, the Empower Lifetime 2035 Fund (Investor Class shares) returned 14.40%, relative to a 14.83% return for the Morningstar Lifetime Moderate 2035 Index and a 22.20% return for the MSCI ACWI Index, the Fund's benchmark indexes.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
Fund (Investor Class)
Morningstar Lifetime Moderate 2035 Index
MSCI ACWI Index

Year	Fund (Investor Class)	Morningstar Lifetime Moderate 2035 Index	MSCI ACWI Index
	10,000.00	10,000.00	10,000.00
2014	10,659.50	10,579.92	10,416.04
2015	10,487.21	10,307.35	10,169.81
2016	11,435.25	11,344.96	10,969.59
2017	13,534.76	13,446.04	13,599.23
2018	12,469.58	12,529.50	12,318.78
2019	15,234.08	15,416.14	15,595.25
2020	17,260.21	17,478.88	18,130.24
2021	19,583.44	19,861.64	21,491.11
2022	16,524.65	16,335.27	17,544.51
2023	18,903.60	18,758.50	21,439.70

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	14.91%	9.11%	6.81%
Investor Class	14.40%	8.68%	6.58%
Service Class	14.32%	8.60%	6.47%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	27.86%
Large Cap Equity	25.69
International Equity	23.03
Mid Cap Equity	10.46
Small Cap Equity	5.41
Fixed Interest Contract	4.08
Real Estate Equity	3.47
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Empower Lifetime 2035 Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,059.37	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.70
Investor Class
Actual	$1,000.00	$1,056.62	$4.56
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.48
Service Class
Actual	$1,000.00	$1,056.09	$5.08
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.99
* Expenses are equal to the Fund's annualized expense ratio of 0.53% for the Institutional Class shares, 0.88% for the Investor Class shares, 0.98% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.42%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2040 Fund
Management Discussion
The Fund's investment adviser is Empower Capital Management, LLC ("ECM")
ECM Commentary
The Empower Lifetime Funds’ 2023 performance was mixed. ECM has long maintained a slight tilt toward value- and smaller-cap stocks within the equity portion of the portfolios which lagged throughout much of 2023 but started to gain momentum late in the year.
For the twelve-month period ended December 31, 2023, the Empower Lifetime 2040 Fund (Investor Class shares) returned 15.73%, relative to a 16.34% return for the Morningstar Lifetime Moderate 2040 Index and a 22.20% return for the MSCI ACWI Index, the Fund's benchmark indexes.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	16.10%	9.79%	8.57%
Investor Class	15.73%	9.42%	8.20%
Service Class	15.61%	9.29%	8.08%
(a) Institutional Class, Investor Class, and Service Class inception date was April 28, 2016.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	29.21%
International Equity	27.55
Bond	19.04
Mid Cap Equity	11.81
Small Cap Equity	6.62
Real Estate Equity	3.53
Fixed Interest Contract	2.24
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Empower Lifetime 2040 Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,061.97	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.80
Investor Class
Actual	$1,000.00	$1,060.43	$4.67
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.58
Service Class
Actual	$1,000.00	$1,059.16	$5.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$5.09
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class shares, 0.90% for the Investor Class shares, 1.00% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.44%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2045 Fund
Management Discussion
The Fund's investment adviser is Empower Capital Management, LLC ("ECM")
ECM Commentary
The Empower Lifetime Funds’ 2023 performance was mixed. ECM has long maintained a slight tilt toward value- and smaller-cap stocks within the equity portion of the portfolios which lagged throughout much of 2023 but started to gain momentum late in the year.
For the twelve-month period ended December 31, 2023, the Empower Lifetime 2045 Fund (Investor Class shares) returned 16.73%, relative to a 17.39% return for the Morningstar Lifetime Moderate 2045 Index and a 22.20% return for the MSCI ACWI Index, the Fund's benchmark indexes.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
Fund (Investor Class)
Morningstar Lifetime Moderate 2045 Index
MSCI ACWI Index

Year	Fund (Investor Class)	Morningstar Lifetime Moderate 2045 Index	MSCI ACWI Index
	10,000.00	10,000.00	10,000.00
2014	10,559.84	10,524.74	10,416.04
2015	10,359.60	10,206.03	10,169.81
2016	11,346.87	11,312.30	10,969.59
2017	13,665.04	13,634.74	13,599.23
2018	12,385.99	12,521.40	12,318.78
2019	15,431.71	15,647.97	15,595.25
2020	17,575.17	17,674.27	18,130.24
2021	20,390.71	20,565.42	21,491.11
2022	16,961.64	17,056.81	17,544.51
2023	19,799.05	20,022.49	21,439.70

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	17.19%	10.25%	7.45%
Investor Class	16.73%	9.83%	7.07%
Service Class	16.57%	9.73%	6.99%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	31.70%
Large Cap Equity	31.37
Mid Cap Equity	12.67
Bond	11.90
Small Cap Equity	7.67
Real Estate Equity	3.62
Fixed Interest Contract	1.07
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Empower Lifetime 2045 Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,063.89	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.91
Investor Class
Actual	$1,000.00	$1,062.61	$4.78
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.69
Service Class
Actual	$1,000.00	$1,062.00	$5.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.19
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class shares, 0.92% for the Investor Class shares, 1.02% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2050 Fund
Management Discussion
The Fund's investment adviser is Empower Capital Management, LLC ("ECM")
ECM Commentary
The Empower Lifetime Funds’ 2023 performance was mixed. ECM has long maintained a slight tilt toward value- and smaller-cap stocks within the equity portion of the portfolios which lagged throughout much of 2023 but started to gain momentum late in the year.
For the twelve-month period ended December 31, 2023, the Empower Lifetime 2050 Fund (Investor Class shares) returned 17.05%, relative to a 17.85% return for the Morningstar Lifetime Moderate 2050 Index and a 22.20% return for the MSCI ACWI Index, the Fund's benchmark indexes.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	17.43%	10.32%	8.95%
Investor Class	17.05%	9.94%	8.55%
Service Class	16.86%	9.82%	8.46%
(a) Institutional Class, Investor Class, and Service Class inception date was April 28, 2016.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	34.25%
Large Cap Equity	32.06
Mid Cap Equity	12.89
Small Cap Equity	8.38
Bond	8.20
Real Estate Equity	3.70
Fixed Interest Contract	0.52
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Empower Lifetime 2050 Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,065.51	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.91
Investor Class
Actual	$1,000.00	$1,064.11	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.69
Service Class
Actual	$1,000.00	$1,062.28	$5.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.19
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class shares, 0.92% for the Investor Class shares, 1.02% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2055 Fund
Management Discussion
The Fund's investment adviser is Empower Capital Management, LLC ("ECM")
ECM Commentary
The Empower Lifetime Funds’ 2023 performance was mixed. ECM has long maintained a slight tilt toward value- and smaller-cap stocks within the equity portion of the portfolios which lagged throughout much of 2023 but started to gain momentum late in the year.
For the twelve-month period ended December 31, 2023, the Empower Lifetime 2055 Fund (Investor Class shares) returned 17.06%, relative to a 17.90% return for the Morningstar Lifetime Moderate 2055 Index and a 22.20% return for the MSCI ACWI Index, the Fund's benchmark indexes.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
Fund (Investor Class)
Morningstar Lifetime Moderate 2055 Index
MSCI ACWI Index

Year	Fund (Investor Class)	Morningstar Lifetime Moderate 2055 Index	MSCI ACWI Index
	10,000.00	10,000.00	10,000.00
2014	10,527.12	10,474.20	10,416.04
2015	10,298.86	10,124.05	10,169.81
2016	11,271.07	11,228.02	10,969.59
2017	13,615.45	13,580.45	13,599.23
2018	12,287.94	12,416.67	12,318.78
2019	15,323.07	15,527.34	15,595.25
2020	17,462.17	17,531.34	18,130.24
2021	20,273.57	20,424.69	21,491.11
2022	16,800.13	16,967.39	17,544.51
2023	19,665.48	20,004.68	21,439.70

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	17.52%	10.25%	7.38%
Investor Class	17.06%	9.86%	7.00%
Service Class	16.88%	9.76%	6.90%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	35.85%
Large Cap Equity	31.49
Mid Cap Equity	12.60
Small Cap Equity	8.79
Bond	7.13
Real Estate Equity	3.78
Fixed Interest Contract	0.36
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Empower Lifetime 2055 Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,064.32	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.96
Investor Class
Actual	$1,000.00	$1,063.44	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.74
Service Class
Actual	$1,000.00	$1,062.71	$5.36
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.24
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class shares, 0.93% for the Investor Class shares, 1.03% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2060 Fund
Management Discussion
The Fund's investment adviser is Empower Capital Management, LLC ("ECM")
ECM Commentary
The Empower Lifetime Funds’ 2023 performance was mixed. ECM has long maintained a slight tilt toward value- and smaller-cap stocks within the equity portion of the portfolios which lagged throughout much of 2023 but started to gain momentum late in the year.
For the twelve-month period ended December 31, 2023, the Empower Lifetime 2060 Fund (Investor Class shares) returned 16.97%, relative to a 17.86% return for the Morningstar Lifetime Moderate 2060 Index and a 22.20% return for the MSCI ACWI Index, the Fund's benchmark indexes.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2019 (inception) through December 31, 2019.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Since Inception(a)
Institutional Class	17.35%	7.67%
Investor Class	16.97%	7.30%
Service Class	16.89%	7.23%
(a) Institutional Class, Investor Class, and Service Class inception date was May 1, 2019.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	36.95%
Large Cap Equity	30.71
Mid Cap Equity	12.24
Small Cap Equity	9.14
Bond	6.75
Real Estate Equity	3.87
Fixed Interest Contract	0.34
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Empower Lifetime 2060 Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,064.49	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.96
Investor Class
Actual	$1,000.00	$1,062.91	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.74
Service Class
Actual	$1,000.00	$1,063.08	$5.36
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.24
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class shares, 0.93% for the Investor Class shares, 1.03% for the Service Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2015 FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
BOND MUTUAL FUNDS
6,044,637	Empower Bond Index Fund Institutional Class(a)	$ 50,593,613
2,958,173	Empower Core Bond Fund Institutional Class(a)	24,878,235
3,504,528	Empower Global Bond Fund Institutional Class(a)	27,090,003
1,494,431	Empower High Yield Bond Fund Institutional Class(a)	14,271,819
7,474,676	Empower Inflation-Protected Securities Fund Institutional Class(a)	66,300,376
2,469,154	Empower Multi-Sector Bond Fund Institutional Class(a)	20,197,676
2,992,219	Empower Short Duration Bond Fund Institutional Class(a)	28,515,843

TOTAL BOND MUTUAL FUNDS — 46.77% (Cost $259,690,082)		$231,847,565
EQUITY MUTUAL FUNDS
318,804	American Century Real Estate Fund Class R6	7,960,534
886,463	DFA International Real Estate Securities Portfolio Institutional Class	3,306,505
168,043	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,735,883
853,739	Empower Emerging Markets Equity Fund Institutional Class(a)	7,265,319
1,062,758	Empower International Growth Fund Institutional Class(a)	9,756,119
2,020,489	Empower International Index Fund Institutional Class(a)	20,831,243
1,325,819	Empower International Value Fund Institutional Class(a)	11,017,560
1,832,323	Empower Large Cap Growth Fund Institutional Class(a)	18,689,698
2,971,591	Empower Large Cap Value Fund Institutional Class(a)	20,295,966
844,035	Empower Mid Cap Value Fund Institutional Class(a)	6,971,725
505,965	Empower Real Estate Index Fund Institutional Class(a)	4,270,344
Shares		Fair Value
Equity Mutual Funds — (continued)
5,002,837	Empower S&P 500® Index Fund Institutional Class(a)	$ 38,972,099
2,113,394	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	16,632,415
1,110,322	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	7,250,406
65,887	Empower Small Cap Growth Fund Institutional Class(a)	699,063
573,068	Empower Small Cap Value Fund Institutional Class(a)	3,873,941
1,318,886	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	8,045,203
722,323	Fidelity® Emerging Markets Index Fund Institutional Class	7,259,344
102,691	Janus Henderson Triton Fund Class N	2,733,631

TOTAL EQUITY MUTUAL FUNDS — 39.86% (Cost $212,383,803)		$197,566,998
Account Balance
FIXED INTEREST CONTRACT
66,425,295 (b)	Empower of America Contract(a) 1.75%(c)	66,425,295

TOTAL FIXED INTEREST CONTRACT — 13.40% (Cost $66,425,295)		$ 66,425,295
TOTAL INVESTMENTS — 100.03% (Cost $538,499,180)		$495,839,858
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (172,557)
TOTAL NET ASSETS — 100.00%		$495,667,301

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2020 FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
BOND MUTUAL FUNDS
4,800,989	Empower Bond Index Fund Institutional Class(a)	$ 40,184,277
2,349,953	Empower Core Bond Fund Institutional Class(a)	19,763,102
2,602,878	Empower Global Bond Fund Institutional Class(a)	20,120,243
1,189,116	Empower High Yield Bond Fund Institutional Class(a)	11,356,060
4,412,476	Empower Inflation-Protected Securities Fund Institutional Class(a)	39,138,661
1,957,895	Empower Multi-Sector Bond Fund Institutional Class(a)	16,015,580
1,828,990	Empower Short Duration Bond Fund Institutional Class(a)	17,430,277

TOTAL BOND MUTUAL FUNDS — 44.61% (Cost $179,729,200)		$164,008,200
EQUITY MUTUAL FUNDS
240,705	American Century Real Estate Fund Class R6	6,010,395
698,395	DFA International Real Estate Securities Portfolio Institutional Class	2,605,014
135,166	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,396,266
753,475	Empower Emerging Markets Equity Fund Institutional Class(a)	6,412,072
910,477	Empower International Growth Fund Institutional Class(a)	8,358,175
1,723,509	Empower International Index Fund Institutional Class(a)	17,769,380
1,128,927	Empower International Value Fund Institutional Class(a)	9,381,382
1,467,281	Empower Large Cap Growth Fund Institutional Class(a)	14,966,269
2,395,535	Empower Large Cap Value Fund Institutional Class(a)	16,361,502
675,156	Empower Mid Cap Value Fund Institutional Class(a)	5,576,784
379,960	Empower Real Estate Index Fund Institutional Class(a)	3,206,866
Shares		Fair Value
Equity Mutual Funds — (continued)
4,060,201	Empower S&P 500® Index Fund Institutional Class(a)	$ 31,628,964
1,709,448	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	13,453,359
993,060	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	6,484,685
59,616	Empower Small Cap Growth Fund Institutional Class(a)	632,530
509,498	Empower Small Cap Value Fund Institutional Class(a)	3,444,207
1,064,807	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	6,495,324
638,463	Fidelity® Emerging Markets Index Fund Institutional Class	6,416,549
91,561	Janus Henderson Triton Fund Class N	2,437,353

TOTAL EQUITY MUTUAL FUNDS — 44.34% (Cost $174,093,327)		$163,037,076
Account Balance
FIXED INTEREST CONTRACT
40,729,948 (b)	Empower of America Contract(a) 1.75%(c)	40,729,948

TOTAL FIXED INTEREST CONTRACT — 11.08% (Cost $40,729,948)		$ 40,729,948
TOTAL INVESTMENTS — 100.03% (Cost $394,552,475)		$367,775,224
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (124,939)
TOTAL NET ASSETS — 100.00%		$367,650,285

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2025 FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
BOND MUTUAL FUNDS
16,255,751	Empower Bond Index Fund Institutional Class(a)	$ 136,060,640
7,974,949	Empower Core Bond Fund Institutional Class(a)	67,069,325
8,373,772	Empower Global Bond Fund Institutional Class(a)	64,729,260
4,032,456	Empower High Yield Bond Fund Institutional Class(a)	38,509,952
11,125,516	Empower Inflation-Protected Securities Fund Institutional Class(a)	98,683,323
6,641,174	Empower Multi-Sector Bond Fund Institutional Class(a)	54,324,806
4,813,808	Empower Short Duration Bond Fund Institutional Class(a)	45,875,592

TOTAL BOND MUTUAL FUNDS — 41.46% (Cost $563,703,561)		$ 505,252,898
EQUITY MUTUAL FUNDS
805,941	American Century Real Estate Fund Class R6	20,124,336
2,464,071	DFA International Real Estate Securities Portfolio Institutional Class	9,190,983
494,763	Empower Ariel Mid Cap Value Fund Institutional Class(a)	5,110,902
2,993,995	Empower Emerging Markets Equity Fund Institutional Class(a)	25,478,896
3,507,529	Empower International Growth Fund Institutional Class(a)	32,199,115
6,659,597	Empower International Index Fund Institutional Class(a)	68,660,447
4,375,760	Empower International Value Fund Institutional Class(a)	36,362,565
5,364,823	Empower Large Cap Growth Fund Institutional Class(a)	54,721,202
8,708,786	Empower Large Cap Value Fund Institutional Class(a)	59,481,004
2,466,733	Empower Mid Cap Value Fund Institutional Class(a)	20,375,215
Shares		Fair Value
Equity Mutual Funds — (continued)
1,284,277	Empower Real Estate Index Fund Institutional Class(a)	$ 10,839,296
14,664,635	Empower S&P 500® Index Fund Institutional Class(a)	114,237,507
6,205,388	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	48,836,407
3,989,723	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	26,052,895
230,293	Empower Small Cap Growth Fund Institutional Class(a)	2,443,409
2,054,110	Empower Small Cap Value Fund Institutional Class(a)	13,885,783
3,866,771	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	23,587,302
2,533,781	Fidelity® Emerging Markets Index Fund Institutional Class	25,464,496
370,934	Janus Henderson Triton Fund Class N	9,874,270

TOTAL EQUITY MUTUAL FUNDS — 49.81% (Cost $654,131,723)		$ 606,926,030
Account Balance
FIXED INTEREST CONTRACT
106,909,786 (b)	Empower of America Contract(a) 1.75%(c)	106,909,786

TOTAL FIXED INTEREST CONTRACT — 8.77% (Cost $106,909,786)		$ 106,909,786
TOTAL INVESTMENTS — 100.04% (Cost $1,324,745,070)		$1,219,088,714
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (434,348)
TOTAL NET ASSETS — 100.00%		$1,218,654,366

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2030 FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
BOND MUTUAL FUNDS
6,515,820	Empower Bond Index Fund Institutional Class(a)	$ 54,537,416
3,185,636	Empower Core Bond Fund Institutional Class(a)	26,791,196
3,212,860	Empower Global Bond Fund Institutional Class(a)	24,835,410
1,610,876	Empower High Yield Bond Fund Institutional Class(a)	15,383,867
3,246,404	Empower Inflation-Protected Securities Fund Institutional Class(a)	28,795,601
2,650,941	Empower Multi-Sector Bond Fund Institutional Class(a)	21,684,693
1,494,491	Empower Short Duration Bond Fund Institutional Class(a)	14,242,501

TOTAL BOND MUTUAL FUNDS — 36.02% (Cost $200,545,666)		$186,270,684
EQUITY MUTUAL FUNDS
345,087	American Century Real Estate Fund Class R6	8,616,831
1,110,834	DFA International Real Estate Securities Portfolio Institutional Class	4,143,411
234,103	Empower Ariel Mid Cap Value Fund Institutional Class(a)	2,418,288
1,561,899	Empower Emerging Markets Equity Fund Institutional Class(a)	13,291,758
1,782,227	Empower International Growth Fund Institutional Class(a)	16,360,841
3,373,676	Empower International Index Fund Institutional Class(a)	34,782,598
2,219,186	Empower International Value Fund Institutional Class(a)	18,441,434
2,570,308	Empower Large Cap Growth Fund Institutional Class(a)	26,217,140
4,184,461	Empower Large Cap Value Fund Institutional Class(a)	28,579,870
1,181,817	Empower Mid Cap Value Fund Institutional Class(a)	9,761,804
548,289	Empower Real Estate Index Fund Institutional Class(a)	4,627,558
Shares		Fair Value
Equity Mutual Funds — (continued)
7,065,665	Empower S&P 500® Index Fund Institutional Class(a)	$ 55,041,526
2,984,849	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	23,490,763
2,094,684	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	13,678,285
121,938	Empower Small Cap Growth Fund Institutional Class(a)	1,293,766
1,080,060	Empower Small Cap Value Fund Institutional Class(a)	7,301,204
1,859,278	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,341,596
1,322,400	Fidelity® Emerging Markets Index Fund Institutional Class	13,290,123
193,877	Janus Henderson Triton Fund Class N	5,161,015

TOTAL EQUITY MUTUAL FUNDS — 57.60% (Cost $317,505,116)		$297,839,811
Account Balance
FIXED INTEREST CONTRACT
33,147,291 (b)	Empower of America Contract(a) 1.75%(c)	33,147,291

TOTAL FIXED INTEREST CONTRACT — 6.41% (Cost $33,147,291)		$ 33,147,291
TOTAL INVESTMENTS — 100.03% (Cost $551,198,073)		$517,257,786
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (174,025)
TOTAL NET ASSETS — 100.00%		$517,083,761

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2035 FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
BOND MUTUAL FUNDS
14,131,826	Empower Bond Index Fund Institutional Class(a)	$ 118,283,386
6,903,743	Empower Core Bond Fund Institutional Class(a)	58,060,479
6,766,895	Empower Global Bond Fund Institutional Class(a)	52,308,104
3,513,907	Empower High Yield Bond Fund Institutional Class(a)	33,557,810
4,953,814	Empower Inflation-Protected Securities Fund Institutional Class(a)	43,940,327
5,756,110	Empower Multi-Sector Bond Fund Institutional Class(a)	47,084,979
2,495,870	Empower Short Duration Bond Fund Institutional Class(a)	23,785,642

TOTAL BOND MUTUAL FUNDS — 27.87% (Cost $414,239,710)		$ 377,020,727
EQUITY MUTUAL FUNDS
919,235	American Century Real Estate Fund Class R6	22,953,293
3,109,409	DFA International Real Estate Securities Portfolio Institutional Class	11,598,094
705,455	Empower Ariel Mid Cap Value Fund Institutional Class(a)	7,287,348
5,182,871	Empower Emerging Markets Equity Fund Institutional Class(a)	44,106,235
5,713,450	Empower International Growth Fund Institutional Class(a)	52,449,466
10,847,981	Empower International Index Fund Institutional Class(a)	111,842,691
7,122,731	Empower International Value Fund Institutional Class(a)	59,189,892
7,762,965	Empower Large Cap Growth Fund Institutional Class(a)	79,182,244
12,608,666	Empower Large Cap Value Fund Institutional Class(a)	86,117,192
3,575,999	Empower Mid Cap Value Fund Institutional Class(a)	29,537,751
Shares		Fair Value
Equity Mutual Funds — (continued)
1,457,089	Empower Real Estate Index Fund Institutional Class(a)	$ 12,297,830
21,248,920	Empower S&P 500® Index Fund Institutional Class(a)	165,529,083
8,972,819	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	70,616,092
6,909,567	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	45,119,473
397,859	Empower Small Cap Growth Fund Institutional Class(a)	4,221,283
3,538,971	Empower Small Cap Value Fund Institutional Class(a)	23,923,445
5,594,490	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	34,126,388
4,388,002	Fidelity® Emerging Markets Index Fund Institutional Class	44,099,419
635,973	Janus Henderson Triton Fund Class N	16,929,608

TOTAL EQUITY MUTUAL FUNDS — 68.09% (Cost $978,057,093)		$ 921,126,827
Account Balance
FIXED INTEREST CONTRACT
55,262,550 (b)	Empower of America Contract(a) 1.75%(c)	55,262,550

TOTAL FIXED INTEREST CONTRACT — 4.08% (Cost $55,262,550)		$ 55,262,550
TOTAL INVESTMENTS — 100.04% (Cost $1,447,559,353)		$1,353,410,104
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (498,603)
TOTAL NET ASSETS — 100.00%		$1,352,911,501

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2040 FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
BOND MUTUAL FUNDS
3,168,693	Empower Bond Index Fund Institutional Class(a)	$ 26,521,961
1,549,843	Empower Core Bond Fund Institutional Class(a)	13,034,179
1,471,037	Empower Global Bond Fund Institutional Class(a)	11,371,119
784,967	Empower High Yield Bond Fund Institutional Class(a)	7,496,435
731,915	Empower Inflation-Protected Securities Fund Institutional Class(a)	6,492,085
1,293,183	Empower Multi-Sector Bond Fund Institutional Class(a)	10,578,233
419,485	Empower Short Duration Bond Fund Institutional Class(a)	3,997,696

TOTAL BOND MUTUAL FUNDS — 19.05% (Cost $83,415,430)		$ 79,491,708
EQUITY MUTUAL FUNDS
285,570	American Century Real Estate Fund Class R6	7,130,672
1,007,163	DFA International Real Estate Securities Portfolio Institutional Class	3,756,719
245,208	Empower Ariel Mid Cap Value Fund Institutional Class(a)	2,533,004
1,945,892	Empower Emerging Markets Equity Fund Institutional Class(a)	16,559,542
2,094,511	Empower International Growth Fund Institutional Class(a)	19,227,612
3,972,166	Empower International Index Fund Institutional Class(a)	40,953,032
2,611,413	Empower International Value Fund Institutional Class(a)	21,700,838
2,702,732	Empower Large Cap Growth Fund Institutional Class(a)	27,567,870
4,389,361	Empower Large Cap Value Fund Institutional Class(a)	29,979,338
1,240,817	Empower Mid Cap Value Fund Institutional Class(a)	10,249,146
454,217	Empower Real Estate Index Fund Institutional Class(a)	3,833,590
Shares		Fair Value
Equity Mutual Funds — (continued)
7,443,953	Empower S&P 500® Index Fund Institutional Class(a)	$ 57,988,391
3,128,752	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	24,623,280
2,604,844	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	17,009,633
149,520	Empower Small Cap Growth Fund Institutional Class(a)	1,586,402
1,338,817	Empower Small Cap Value Fund Institutional Class(a)	9,050,402
1,951,646	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,905,041
1,647,640	Fidelity® Emerging Markets Index Fund Institutional Class	16,558,778
241,068	Janus Henderson Triton Fund Class N	6,417,229

TOTAL EQUITY MUTUAL FUNDS — 78.74% (Cost $353,211,644)		$328,630,519
Account Balance
FIXED INTEREST CONTRACT
9,366,036 (b)	Empower of America Contract(a) 1.75%(c)	9,366,036

TOTAL FIXED INTEREST CONTRACT — 2.24% (Cost $9,366,036)		$ 9,366,036
TOTAL INVESTMENTS — 100.03% (Cost $445,993,110)		$417,488,263
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (144,858)
TOTAL NET ASSETS — 100.00%		$417,343,405

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2045 FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
BOND MUTUAL FUNDS
4,897,922	Empower Bond Index Fund Institutional Class(a)	$ 40,995,611
2,393,388	Empower Core Bond Fund Institutional Class(a)	20,128,389
2,230,434	Empower Global Bond Fund Institutional Class(a)	17,241,255
1,213,707	Empower High Yield Bond Fund Institutional Class(a)	11,590,899
634,360	Empower Inflation-Protected Securities Fund Institutional Class(a)	5,626,772
1,998,384	Empower Multi-Sector Bond Fund Institutional Class(a)	16,346,781
469,281	Empower Short Duration Bond Fund Institutional Class(a)	4,472,249

TOTAL BOND MUTUAL FUNDS — 11.90% (Cost $125,870,579)		$116,401,956
EQUITY MUTUAL FUNDS
680,202	American Century Real Estate Fund Class R6	16,984,644
2,500,766	DFA International Real Estate Securities Portfolio Institutional Class	9,327,857
621,981	Empower Ariel Mid Cap Value Fund Institutional Class(a)	6,425,068
5,369,740	Empower Emerging Markets Equity Fund Institutional Class(a)	45,696,484
5,596,289	Empower International Growth Fund Institutional Class(a)	51,373,928
10,622,323	Empower International Index Fund Institutional Class(a)	109,516,154
6,969,955	Empower International Value Fund Institutional Class(a)	57,920,326
6,797,217	Empower Large Cap Growth Fund Institutional Class(a)	69,331,606
11,027,383	Empower Large Cap Value Fund Institutional Class(a)	75,317,028
3,119,904	Empower Mid Cap Value Fund Institutional Class(a)	25,770,410
1,073,693	Empower Real Estate Index Fund Institutional Class(a)	9,061,971
Shares		Fair Value
Equity Mutual Funds — (continued)
18,605,818	Empower S&P 500® Index Fund Institutional Class(a)	$144,939,330
7,864,246	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	61,891,615
7,066,558	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	46,144,626
415,729	Empower Small Cap Growth Fund Institutional Class(a)	4,410,880
3,620,697	Empower Small Cap Value Fund Institutional Class(a)	24,475,913
4,901,270	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	29,897,748
4,545,807	Fidelity® Emerging Markets Index Fund Institutional Class	45,685,357
652,092	Janus Henderson Triton Fund Class N	17,358,680

TOTAL EQUITY MUTUAL FUNDS — 87.07% (Cost $906,755,171)		$851,529,625
Account Balance
FIXED INTEREST CONTRACT
10,485,315 (b)	Empower of America Contract(a) 1.75%(c)	10,485,315

TOTAL FIXED INTEREST CONTRACT — 1.07% (Cost $10,485,315)		$ 10,485,315
TOTAL INVESTMENTS — 100.04% (Cost $1,043,111,065)		$978,416,896
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (362,890)
TOTAL NET ASSETS — 100.00%		$978,054,006

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2050 FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
BOND MUTUAL FUNDS
1,125,550	Empower Bond Index Fund Institutional Class(a)	$ 9,420,853
547,523	Empower Core Bond Fund Institutional Class(a)	4,604,673
503,995	Empower Global Bond Fund Institutional Class(a)	3,895,881
278,350	Empower High Yield Bond Fund Institutional Class(a)	2,658,245
52,163	Empower Inflation-Protected Securities Fund Institutional Class(a)	462,682
457,244	Empower Multi-Sector Bond Fund Institutional Class(a)	3,740,255
74,552	Empower Short Duration Bond Fund Institutional Class(a)	710,479

TOTAL BOND MUTUAL FUNDS — 8.20% (Cost $26,599,708)		$ 25,493,068
EQUITY MUTUAL FUNDS
218,550	American Century Real Estate Fund Class R6	5,457,191
834,540	DFA International Real Estate Securities Portfolio Institutional Class	3,112,832
200,280	Empower Ariel Mid Cap Value Fund Institutional Class(a)	2,068,891
1,886,599	Empower Emerging Markets Equity Fund Institutional Class(a)	16,054,959
1,904,698	Empower International Growth Fund Institutional Class(a)	17,485,128
3,611,946	Empower International Index Fund Institutional Class(a)	37,239,160
2,371,004	Empower International Value Fund Institutional Class(a)	19,703,040
2,188,026	Empower Large Cap Growth Fund Institutional Class(a)	22,317,872
3,559,300	Empower Large Cap Value Fund Institutional Class(a)	24,310,021
1,004,410	Empower Mid Cap Value Fund Institutional Class(a)	8,296,425
348,556	Empower Real Estate Index Fund Institutional Class(a)	2,941,813
Shares		Fair Value
Equity Mutual Funds — (continued)
6,034,237	Empower S&P 500® Index Fund Institutional Class(a)	$ 47,006,709
2,541,294	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	19,999,985
2,454,490	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	16,027,824
144,103	Empower Small Cap Growth Fund Institutional Class(a)	1,528,930
1,259,049	Empower Small Cap Value Fund Institutional Class(a)	8,511,169
1,588,258	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	9,688,374
1,598,232	Fidelity® Emerging Markets Index Fund Institutional Class	16,062,231
226,988	Janus Henderson Triton Fund Class N	6,042,411

TOTAL EQUITY MUTUAL FUNDS — 91.31% (Cost $300,567,474)		$283,854,965
Account Balance
FIXED INTEREST CONTRACT
1,635,679 (b)	Empower of America Contract(a) 1.75%(c)	1,635,679

TOTAL FIXED INTEREST CONTRACT — 0.52% (Cost $1,635,679)		$ 1,635,679
TOTAL INVESTMENTS — 100.03% (Cost $328,802,861)		$310,983,712
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (107,889)
TOTAL NET ASSETS — 100.00%		$310,875,823

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2055 FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
BOND MUTUAL FUNDS
1,617,330	Empower Bond Index Fund Institutional Class(a)	$ 13,537,054
790,570	Empower Core Bond Fund Institutional Class(a)	6,648,693
731,788	Empower Global Bond Fund Institutional Class(a)	5,656,717
403,529	Empower High Yield Bond Fund Institutional Class(a)	3,853,705
660,355	Empower Multi-Sector Bond Fund Institutional Class(a)	5,401,701
78,668	Empower Short Duration Bond Fund Institutional Class(a)	749,705

TOTAL BOND MUTUAL FUNDS — 7.14% (Cost $38,640,158)		$ 35,847,575
EQUITY MUTUAL FUNDS
355,343	American Century Real Estate Fund Class R6	8,872,909
1,419,123	DFA International Real Estate Securities Portfolio Institutional Class	5,293,329
319,452	Empower Ariel Mid Cap Value Fund Institutional Class(a)	3,299,936
3,247,991	Empower Emerging Markets Equity Fund Institutional Class(a)	27,640,405
3,194,678	Empower International Growth Fund Institutional Class(a)	29,327,141
6,063,143	Empower International Index Fund Institutional Class(a)	62,511,010
3,978,352	Empower International Value Fund Institutional Class(a)	33,060,105
3,476,371	Empower Large Cap Growth Fund Institutional Class(a)	35,458,989
5,631,583	Empower Large Cap Value Fund Institutional Class(a)	38,463,712
1,595,934	Empower Mid Cap Value Fund Institutional Class(a)	13,182,412
569,416	Empower Real Estate Index Fund Institutional Class(a)	4,805,873
9,516,923	Empower S&P 500® Index Fund Institutional Class(a)	74,136,827
Shares		Fair Value
Equity Mutual Funds — (continued)
4,017,993	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	$ 31,621,602
4,166,456	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	27,206,959
241,873	Empower Small Cap Growth Fund Institutional Class(a)	2,566,275
2,132,907	Empower Small Cap Value Fund Institutional Class(a)	14,418,448
2,498,398	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	15,240,226
2,749,162	Fidelity® Emerging Markets Index Fund Institutional Class	27,629,081
385,888	Janus Henderson Triton Fund Class N	10,272,350

TOTAL EQUITY MUTUAL FUNDS — 92.54% (Cost $492,356,657)		$465,007,589
Account Balance
FIXED INTEREST CONTRACT
1,797,128 (b)	Empower of America Contract(a) 1.75%(c)	1,797,128

TOTAL FIXED INTEREST CONTRACT — 0.36% (Cost $1,797,128)		$ 1,797,128
TOTAL INVESTMENTS — 100.04% (Cost $532,793,943)		$502,652,292
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (178,024)
TOTAL NET ASSETS — 100.00%		$502,474,268

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2060 FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
BOND MUTUAL FUNDS
162,408	Empower Bond Index Fund Institutional Class(a)	$ 1,359,352
79,225	Empower Core Bond Fund Institutional Class(a)	666,280
77,855	Empower Global Bond Fund Institutional Class(a)	601,818
40,506	Empower High Yield Bond Fund Institutional Class(a)	386,835
66,345	Empower Multi-Sector Bond Fund Institutional Class(a)	542,705
7,895	Empower Short Duration Bond Fund Institutional Class(a)	75,243

TOTAL BOND MUTUAL FUNDS — 6.75% (Cost $3,621,265)		$ 3,632,233
EQUITY MUTUAL FUNDS
38,484	American Century Real Estate Fund Class R6	960,952
160,045	DFA International Real Estate Securities Portfolio Institutional Class	596,967
33,257	Empower Ariel Mid Cap Value Fund Institutional Class(a)	343,546
364,294	Empower Emerging Markets Equity Fund Institutional Class(a)	3,100,143
350,201	Empower International Growth Fund Institutional Class(a)	3,214,845
663,011	Empower International Index Fund Institutional Class(a)	6,835,641
436,052	Empower International Value Fund Institutional Class(a)	3,623,589
361,245	Empower Large Cap Growth Fund Institutional Class(a)	3,684,695
584,595	Empower Large Cap Value Fund Institutional Class(a)	3,992,785
165,784	Empower Mid Cap Value Fund Institutional Class(a)	1,369,380
61,662	Empower Real Estate Index Fund Institutional Class(a)	520,425
Shares		Fair Value
Equity Mutual Funds — (continued)
989,265	Empower S&P 500® Index Fund Institutional Class(a)	$ 7,706,377
418,164	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	3,290,948
464,190	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	3,031,164
26,843	Empower Small Cap Growth Fund Institutional Class(a)	284,806
237,482	Empower Small Cap Value Fund Institutional Class(a)	1,605,378
259,202	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,581,130
308,213	Fidelity® Emerging Markets Index Fund Institutional Class	3,097,544
42,755	Janus Henderson Triton Fund Class N	1,138,138

TOTAL EQUITY MUTUAL FUNDS — 92.94% (Cost $49,930,568)		$49,978,453
Account Balance
FIXED INTEREST CONTRACT
182,694 (b)	Empower of America Contract(a) 1.75%(c)	182,694

TOTAL FIXED INTEREST CONTRACT — 0.34% (Cost $182,694)		$ 182,694
TOTAL INVESTMENTS — 100.03% (Cost $53,734,527)		$53,793,380
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (17,290)
TOTAL NET ASSETS — 100.00%		$53,776,090

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2023
	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$474,579,844	$350,305,913	$1,154,434,629
Investments at fair value, unaffiliated(b)(c)	21,260,014	17,469,311	64,654,085
Subscriptions receivable	191,939	172,411	2,066,234
Receivable for investments sold	-	24,870	1,317,170
Total Assets	496,031,797	367,972,505	1,222,472,118
LIABILITIES:
Payable for distribution fees	11,805	1,364	37,750
Payable for investments purchased	156,393	56,628	553,653
Payable for shareholder services fees	130,131	98,631	304,651
Payable to investment adviser	30,621	24,944	91,947
Redemptions payable	35,546	140,653	2,829,751
Total Liabilities	364,496	322,220	3,817,752
NET ASSETS	$495,667,301	$367,650,285	$1,218,654,366
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,219,902	$3,692,350	$10,678,131
Paid-in capital in excess of par	547,723,664	416,465,345	1,345,850,404
Undistributed/accumulated deficit	(56,276,265)	(52,507,410)	(137,874,169)
NET ASSETS	$495,667,301	$367,650,285	$1,218,654,366
NET ASSETS BY CLASS
Investor Class	$296,360,354	$320,587,337	$577,246,048
Service Class	$143,674,593	$16,806,442	$463,126,572
Institutional Class	$55,632,354	$30,256,506	$178,281,746
CAPITAL STOCK:
Authorized
Investor Class	230,000,000	210,000,000	250,000,000
Service Class	120,000,000	25,000,000	235,000,000
Institutional Class	80,000,000	22,000,000	180,000,000
Issued and Outstanding
Investor Class	23,270,655	32,212,707	43,092,441
Service Class	11,307,526	1,667,936	34,608,199
Institutional Class	7,620,839	3,042,857	29,080,674
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.74	$9.95	$13.40
Service Class	$12.71	$10.08	$13.38
Institutional Class	$7.30	$9.94	$6.13
(a) Cost of investments, affiliated	$514,571,081	$375,963,659	$1,251,890,080
(b) Cost of investments, unaffiliated	$23,928,099	$18,588,816	$72,854,990
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2023
	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$486,046,406	$1,257,829,690	$383,624,865
Investments at fair value, unaffiliated(b)(c)	31,211,380	95,580,414	33,863,398
Subscriptions receivable	603,231	1,094,774	222,192
Receivable for investments sold	967,174	-	1,127,502
Total Assets	518,828,191	1,354,504,878	418,837,957
LIABILITIES:
Payable for distribution fees	2,958	45,901	2,009
Payable for investments purchased	132,512	710,194	88,462
Payable for shareholder services fees	129,068	333,373	104,314
Payable to investment adviser	41,999	119,329	38,535
Redemptions payable	1,437,893	384,580	1,261,232
Total Liabilities	1,744,430	1,593,377	1,494,552
NET ASSETS	$517,083,761	$1,352,911,501	$417,343,405
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,041,771	$12,258,283	$4,052,305
Paid-in capital in excess of par	568,176,557	1,459,443,083	450,041,101
Undistributed/accumulated deficit	(56,134,567)	(118,789,865)	(36,750,001)
NET ASSETS	$517,083,761	$1,352,911,501	$417,343,405
NET ASSETS BY CLASS
Investor Class	$406,535,163	$574,908,258	$336,555,193
Service Class	$36,594,162	$566,914,933	$25,253,237
Institutional Class	$73,954,436	$211,088,310	$55,534,975
CAPITAL STOCK:
Authorized
Investor Class	205,000,000	220,000,000	140,000,000
Service Class	20,000,000	280,000,000	35,000,000
Institutional Class	75,000,000	190,000,000	70,000,000
Issued and Outstanding
Investor Class	39,678,880	42,955,001	32,741,422
Service Class	3,526,519	43,016,715	2,420,576
Institutional Class	7,212,306	36,611,117	5,361,052
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.25	$13.38	$10.28
Service Class	$10.38	$13.18	$10.43
Institutional Class	$10.25	$5.77	$10.36
(a) Cost of investments, affiliated	$517,976,822	$1,339,464,059	$409,071,781
(b) Cost of investments, unaffiliated	$33,221,251	$108,095,294	$36,921,329
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2023
	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$889,060,358	$280,309,047	$450,584,623
Investments at fair value, unaffiliated(b)(c)	89,356,538	30,674,665	52,067,669
Subscriptions receivable	1,630,897	646,336	785,596
Receivable for investments sold	14,934	-	-
Total Assets	980,062,727	311,630,048	503,437,888
LIABILITIES:
Payable for distribution fees	31,203	1,853	19,036
Payable for investments purchased	1,072,516	511,106	624,977
Payable for shareholder services fees	237,360	75,912	109,697
Payable to investment adviser	94,327	30,124	49,291
Redemptions payable	573,315	135,230	160,619
Total Liabilities	2,008,721	754,225	963,620
NET ASSETS	$978,054,006	$310,875,823	$502,474,268
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,905,385	$2,866,422	$4,802,484
Paid-in capital in excess of par	1,047,405,644	324,615,051	540,398,767
Undistributed/accumulated deficit	(78,257,023)	(16,605,650)	(42,726,983)
NET ASSETS	$978,054,006	$310,875,823	$502,474,268
NET ASSETS BY CLASS
Investor Class	$431,493,291	$240,700,748	$142,459,554
Service Class	$385,494,737	$23,385,476	$236,790,244
Institutional Class	$161,065,978	$46,789,599	$123,224,470
CAPITAL STOCK:
Authorized
Investor Class	135,000,000	115,000,000	35,000,000
Service Class	170,000,000	35,000,000	105,000,000
Institutional Class	160,000,000	65,000,000	105,000,000
Issued and Outstanding
Investor Class	31,830,489	22,231,865	8,295,764
Service Class	29,908,153	2,131,091	14,330,039
Institutional Class	27,315,205	4,301,263	25,399,038
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.56	$10.83	$17.17
Service Class	$12.89	$10.97	$16.52
Institutional Class	$5.90	$10.88	$4.85
(a) Cost of investments, affiliated	$942,190,702	$295,940,514	$475,103,455
(b) Cost of investments, unaffiliated	$100,920,363	$32,862,347	$57,690,488
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2023
Empower Lifetime 2060 Fund
ASSETS:
Investments at fair value, affiliated(a)	$47,999,779
Investments at fair value, unaffiliated(b)(c)	5,793,601
Subscriptions receivable	268,841
Total Assets	54,062,221
LIABILITIES:
Payable for distribution fees	136
Payable for investments purchased	256,836
Payable for shareholder services fees	12,013
Payable to investment adviser	5,140
Redemptions payable	12,006
Total Liabilities	286,131
NET ASSETS	$53,776,090
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$520,374
Paid-in capital in excess of par	53,940,576
Undistributed/accumulated deficit	(684,860)
NET ASSETS	$53,776,090
NET ASSETS BY CLASS
Investor Class	$40,983,846
Service Class	$1,726,947
Institutional Class	$11,065,297
CAPITAL STOCK:
Authorized
Investor Class	35,000,000
Service Class	35,000,000
Institutional Class	10,000,000
Issued and Outstanding
Investor Class	3,970,889
Service Class	166,276
Institutional Class	1,066,570
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.32
Service Class	$10.39
Institutional Class	$10.37
(a) Cost of investments, affiliated	$48,013,408
(b) Cost of investments, unaffiliated	$5,721,119
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2023
	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$1,125,128	$654,378	$1,718,931
Dividends, affiliated	14,231,143	10,304,513	34,331,447
Dividends, unaffiliated	583,443	458,819	1,683,559
Total Income	15,939,714	11,417,710	37,733,937
EXPENSES:
Management fees	622,100	439,163	1,476,763
Shareholder services fees – Investor Class	1,052,999	1,107,476	1,945,222
Shareholder services fees – Service Class	571,112	60,887	1,731,584
Distribution fees – Service Class	162,689	17,352	493,318
Total Expenses	2,408,900	1,624,878	5,646,887
Less management fees waived	238,078	138,330	363,440
Net Expenses	2,170,822	1,486,548	5,283,447
NET INVESTMENT INCOME	13,768,892	9,931,162	32,450,490
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(2,056,873)	(18,881,874)	(5,091,950)
Net realized loss on investments, unaffiliated	(1,628,214)	(2,499,159)	(3,878,784)
Realized gain distributions received, affiliated	12,781,607	10,335,278	38,325,842
Realized gain distributions received, unaffiliated	188,619	164,006	678,577
Net Realized Gain (Loss)	9,285,139	(10,881,749)	30,033,685
Net change in unrealized appreciation on investments, affiliated	23,964,195	34,949,831	65,788,403
Net change in unrealized appreciation on investments, unaffiliated	3,103,438	3,629,018	8,171,574
Net Change in Unrealized Appreciation	27,067,633	38,578,849	73,959,977
Net Realized and Unrealized Gain	36,352,772	27,697,100	103,993,662
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,121,664	$37,628,262	$136,444,152
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2023
	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$475,472	$818,824	$122,542
Dividends, affiliated	13,570,729	35,004,199	9,859,121
Dividends, unaffiliated	776,315	2,325,821	790,008
Total Income	14,822,516	38,148,844	10,771,671
EXPENSES:
Management fees	566,193	1,561,195	435,636
Shareholder services fees – Investor Class	1,279,478	1,832,242	1,012,325
Shareholder services fees – Service Class	124,283	2,004,011	85,725
Distribution fees – Service Class	35,423	570,951	24,430
Total Expenses	2,005,377	5,968,399	1,558,116
Less management fees waived	100,296	172,894	25,817
Net Expenses	1,905,081	5,795,505	1,532,299
NET INVESTMENT INCOME	12,917,435	32,353,339	9,239,372
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(13,673,060)	(9,335,297)	(6,178,617)
Net realized loss on investments, unaffiliated	(2,980,114)	(3,709,082)	(1,580,743)
Realized gain distributions received, affiliated	18,375,234	56,377,179	19,643,134
Realized gain distributions received, unaffiliated	349,394	1,152,860	425,640
Net Realized Gain	2,071,454	44,485,660	12,309,414
Net change in unrealized appreciation on investments, affiliated	38,330,730	88,781,989	28,672,430
Net change in unrealized appreciation on investments, unaffiliated	4,924,498	9,722,008	3,511,843
Net Change in Unrealized Appreciation	43,255,228	98,503,997	32,184,273
Net Realized and Unrealized Gain	45,326,682	142,989,657	44,493,687
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$58,244,117	$175,342,996	$53,733,059
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2023
	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$144,845	$20,325	$25,987
Dividends, affiliated	22,653,282	6,693,328	11,095,503
Dividends, unaffiliated	2,069,502	677,995	1,165,885
Total Income	24,867,629	7,391,648	12,287,375
EXPENSES:
Management fees	1,082,804	300,674	534,491
Shareholder services fees – Investor Class	1,301,278	655,944	400,351
Shareholder services fees – Service Class	1,332,466	79,200	784,597
Distribution fees – Service Class	379,656	22,577	223,570
Total Expenses	4,096,204	1,058,395	1,943,009
Less management fees waived	30,542	4,276	5,484
Net Expenses	4,065,662	1,054,119	1,937,525
NET INVESTMENT INCOME	20,801,967	6,337,529	10,349,850
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(4,394,726)	(2,215,534)	(2,416,902)
Net realized loss on investments, unaffiliated	(2,777,017)	(877,045)	(1,751,970)
Realized gain distributions received, affiliated	50,115,209	16,111,668	26,093,083
Realized gain distributions received, unaffiliated	1,171,767	402,228	687,139
Net Realized Gain	44,115,233	13,421,317	22,611,350
Net change in unrealized appreciation on investments, affiliated	67,505,389	18,452,513	34,131,070
Net change in unrealized appreciation on investments, unaffiliated	8,118,192	2,501,698	4,784,701
Net Change in Unrealized Appreciation	75,623,581	20,954,211	38,915,771
Net Realized and Unrealized Gain	119,738,814	34,375,528	61,527,121
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$140,540,781	$40,713,057	$71,876,971
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2023
Empower Lifetime 2060 Fund
INVESTMENT INCOME:
Interest, affiliated	$2,080
Dividends, affiliated	1,085,272
Dividends, unaffiliated	127,604
Total Income	1,214,956
EXPENSES:
Management fees	45,056
Shareholder services fees – Investor Class	96,668
Shareholder services fees – Service Class	4,656
Distribution fees – Service Class	1,321
Total Expenses	147,701
Less amount waived by distributor - Service Class	11
Less management fees waived	437
Net Expenses	147,253
NET INVESTMENT INCOME	1,067,703
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(1,646,364)
Net realized loss on investments, unaffiliated	(228,138)
Realized gain distributions received, affiliated	2,668,438
Realized gain distributions received, unaffiliated	72,336
Net Realized Gain	866,272
Net change in unrealized appreciation on investments, affiliated	3,859,893
Net change in unrealized appreciation on investments, unaffiliated	508,647
Net Change in Unrealized Appreciation	4,368,540
Net Realized and Unrealized Gain	5,234,812
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,302,515
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower Lifetime 2015 Fund	2023	2022
OPERATIONS:
Net investment income	$13,768,892	$12,469,263
Net realized gain	9,285,139	13,112,016
Net change in unrealized appreciation (depreciation)	27,067,633	(114,797,292)
Net Increase (Decrease) in Net Assets Resulting from Operations	50,121,664	(89,216,013)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(12,801,178)	(24,638,025)
Service Class	(6,403,827)	(14,534,288)
Institutional Class	(4,395,000)	(6,898,563)
From Net Investment Income and Net Realized Gains	(23,600,005)	(46,070,876)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	38,711,877	69,192,254
Service Class	11,858,454	21,568,964
Institutional Class	12,407,160	16,837,231
Shares issued in reinvestment of distributions
Investor Class	12,801,178	24,638,025
Service Class	6,403,827	14,534,288
Institutional Class	4,395,000	6,898,563
Shares redeemed
Investor Class	(83,687,767)	(128,971,604)
Service Class	(66,298,790)	(75,948,195)
Class L(a)	-	(13,004)
Institutional Class	(13,782,549)	(19,177,171)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(77,191,610)	(70,440,649)
Total Decrease in Net Assets	(50,669,951)	(205,727,538)
NET ASSETS:
Beginning of year	546,337,252	752,064,790
End of year	$495,667,301	$546,337,252
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,117,849	5,189,558
Service Class	955,496	1,635,939
Institutional Class	1,692,156	1,982,038
Shares issued in reinvestment of distributions
Investor Class	1,022,585	1,985,612
Service Class	513,754	1,175,274
Institutional Class	603,998	922,218
Shares redeemed
Investor Class	(6,720,479)	(9,800,694)
Service Class	(5,360,868)	(5,744,927)
Class L(a)	-	(1,362)
Institutional Class	(1,890,384)	(2,333,122)
Net Decrease	(6,065,893)	(4,989,466)
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower Lifetime 2020 Fund	2023	2022
OPERATIONS:
Net investment income	$9,931,162	$7,910,435
Net realized gain (loss)	(10,881,749)	8,646,704
Net change in unrealized appreciation (depreciation)	38,578,849	(75,961,223)
Net Increase (Decrease) in Net Assets Resulting from Operations	37,628,262	(59,404,084)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(14,504,351)	(25,904,876)
Service Class	(747,485)	(1,457,910)
Institutional Class	(1,594,254)	(3,020,659)
From Net Investment Income and Net Realized Gains	(16,846,090)	(30,383,445)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	146,096,318	185,869,283
Service Class	2,972,208	4,556,545
Class L(a)	-	9,450
Institutional Class	3,598,884	5,915,317
Shares issued in reinvestment of distributions
Investor Class	14,504,351	25,904,876
Service Class	747,485	1,457,910
Institutional Class	1,594,254	3,020,659
Shares redeemed
Investor Class	(177,826,322)	(207,707,497)
Service Class	(5,273,110)	(8,900,700)
Class L(a)	-	(450,091)
Institutional Class	(10,690,096)	(12,501,838)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(24,276,028)	(2,826,086)
Total Decrease in Net Assets	(3,493,856)	(92,613,615)
NET ASSETS:
Beginning of year	371,144,141	463,757,756
End of year	$367,650,285	$371,144,141
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	15,022,567	17,781,147
Service Class	303,002	431,437
Class L(a)	-	837
Institutional Class	370,135	571,286
Shares issued in reinvestment of distributions
Investor Class	1,484,711	2,681,066
Service Class	75,687	149,221
Institutional Class	163,000	311,661
Shares redeemed
Investor Class	(18,340,012)	(19,962,686)
Service Class	(536,855)	(848,147)
Class L(a)	-	(41,132)
Institutional Class	(1,108,357)	(1,190,509)
Net Decrease	(2,566,122)	(115,819)
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower Lifetime 2025 Fund	2023	2022
OPERATIONS:
Net investment income	$32,450,490	$25,558,073
Net realized gain	30,033,685	32,802,822
Net change in unrealized appreciation (depreciation)	73,959,977	(279,871,012)
Net Increase (Decrease) in Net Assets Resulting from Operations	136,444,152	(221,510,117)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(25,139,220)	(40,262,548)
Service Class	(20,245,762)	(41,049,429)
Institutional Class	(18,647,458)	(28,030,806)
From Net Investment Income and Net Realized Gains	(64,032,440)	(109,342,783)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	285,593,476	215,011,755
Service Class	57,950,821	81,742,140
Class L(a)	-	280
Institutional Class	34,686,720	69,231,161
Shares issued in reinvestment of distributions
Investor Class	25,139,220	40,262,548
Service Class	20,245,762	41,049,429
Institutional Class	18,647,458	28,030,806
Shares redeemed
Investor Class	(311,202,210)	(236,976,535)
Service Class	(190,787,580)	(203,476,478)
Class L(a)	-	(64,775)
Institutional Class	(57,111,335)	(49,184,503)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(116,837,668)	(14,374,172)
Total Decrease in Net Assets	(44,425,956)	(345,227,072)
NET ASSETS:
Beginning of year	1,263,080,322	1,608,307,394
End of year	$1,218,654,366	$1,263,080,322
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	21,911,446	15,484,208
Service Class	4,468,139	5,945,017
Class L(a)	-	31
Institutional Class	5,562,081	9,313,879
Shares issued in reinvestment of distributions
Investor Class	1,912,807	3,139,155
Service Class	1,544,978	3,206,710
Institutional Class	3,036,196	4,408,677
Shares redeemed
Investor Class	(23,950,441)	(17,282,952)
Service Class	(14,709,214)	(14,849,872)
Class L(a)	-	(7,206)
Institutional Class	(9,245,352)	(6,928,449)
Net Increase (Decrease)	(9,469,360)	2,429,198
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower Lifetime 2030 Fund	2023	2022
OPERATIONS:
Net investment income	$12,917,435	$8,263,056
Net realized gain	2,071,454	8,857,890
Net change in unrealized appreciation (depreciation)	43,255,228	(91,386,550)
Net Increase (Decrease) in Net Assets Resulting from Operations	58,244,117	(74,265,604)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(20,455,242)	(28,205,628)
Service Class	(1,817,444)	(3,281,243)
Institutional Class	(4,192,503)	(5,944,013)
From Net Investment Income and Net Realized Gains	(26,465,189)	(37,430,884)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	244,999,736	164,339,851
Service Class	11,657,743	16,883,718
Class L(a)	-	57
Institutional Class	16,000,090	19,564,992
Shares issued in reinvestment of distributions
Investor Class	20,455,242	28,205,628
Service Class	1,817,444	3,281,243
Institutional Class	4,192,503	5,944,013
Shares redeemed
Investor Class	(216,211,648)	(143,678,001)
Service Class	(14,764,532)	(21,013,146)
Class L(a)	-	(49,505)
Institutional Class	(15,469,286)	(20,722,040)
Net Increase in Net Assets Resulting from Capital Share Transactions	52,677,292	52,756,810
Total Increase (Decrease) in Net Assets	84,456,220	(58,939,678)
NET ASSETS:
Beginning of year	432,627,541	491,567,219
End of year	$517,083,761	$432,627,541
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	24,571,137	15,438,699
Service Class	1,164,394	1,555,933
Class L(a)	-	5
Institutional Class	1,594,606	1,810,574
Shares issued in reinvestment of distributions
Investor Class	2,027,722	2,872,987
Service Class	178,226	330,571
Institutional Class	414,661	603,223
Shares redeemed
Investor Class	(21,700,584)	(13,652,486)
Service Class	(1,452,481)	(2,010,453)
Class L(a)	-	(4,113)
Institutional Class	(1,566,717)	(1,922,620)
Net Increase	5,230,964	5,022,320
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower Lifetime 2035 Fund	2023	2022
OPERATIONS:
Net investment income	$32,353,339	$22,973,361
Net realized gain	44,485,660	32,018,378
Net change in unrealized appreciation (depreciation)	98,503,997	(303,407,907)
Net Increase (Decrease) in Net Assets Resulting from Operations	175,342,996	(248,416,168)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(23,876,820)	(38,129,847)
Service Class	(23,812,090)	(49,272,953)
Institutional Class	(22,774,938)	(33,932,747)
From Net Investment Income and Net Realized Gains	(70,463,848)	(121,335,547)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	232,022,212	179,796,754
Service Class	79,142,886	100,572,722
Class L(a)	-	10,747
Institutional Class	52,785,317	68,985,708
Shares issued in reinvestment of distributions
Investor Class	23,876,820	38,129,847
Service Class	23,812,090	49,272,953
Institutional Class	22,774,938	33,932,747
Shares redeemed
Investor Class	(216,124,947)	(155,266,263)
Service Class	(197,270,289)	(214,007,871)
Class L(a)	-	(392,036)
Institutional Class	(61,322,473)	(51,358,363)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(40,303,446)	49,676,945
Total Increase (Decrease) in Net Assets	64,575,702	(320,074,770)
NET ASSETS:
Beginning of year	1,288,335,799	1,608,410,569
End of year	$1,352,911,501	$1,288,335,799
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	18,059,596	13,438,580
Service Class	6,255,594	7,560,926
Class L(a)	-	1,183
Institutional Class	9,004,657	9,846,070
Shares issued in reinvestment of distributions
Investor Class	1,828,691	3,055,054
Service Class	1,856,354	4,013,081
Institutional Class	3,959,780	5,772,269
Shares redeemed
Investor Class	(16,845,388)	(11,611,317)
Service Class	(15,610,533)	(15,929,892)
Class L(a)	-	(44,835)
Institutional Class	(10,660,583)	(7,795,153)
Net Increase (Decrease)	(2,151,832)	8,305,966
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower Lifetime 2040 Fund	2023	2022
OPERATIONS:
Net investment income	$9,239,372	$5,542,831
Net realized gain	12,309,414	9,321,723
Net change in unrealized appreciation (depreciation)	32,184,273	(74,297,782)
Net Increase (Decrease) in Net Assets Resulting from Operations	53,733,059	(59,433,228)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(17,007,238)	(24,049,938)
Service Class	(1,235,917)	(2,834,593)
Institutional Class	(3,054,757)	(4,908,182)
From Net Investment Income and Net Realized Gains	(21,297,912)	(31,792,713)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	156,232,293	122,903,914
Service Class	6,793,780	13,414,070
Class L(a)	-	907
Institutional Class	15,310,496	13,890,877
Shares issued in reinvestment of distributions
Investor Class	17,007,238	24,049,938
Service Class	1,235,917	2,834,593
Institutional Class	3,054,757	4,908,182
Shares redeemed
Investor Class	(115,056,377)	(87,189,525)
Service Class	(10,978,969)	(19,491,310)
Class L(a)	-	(74,851)
Institutional Class	(12,036,258)	(17,954,984)
Net Increase in Net Assets Resulting from Capital Share Transactions	61,562,877	57,291,811
Total Increase (Decrease) in Net Assets	93,998,024	(33,934,130)
NET ASSETS:
Beginning of year	323,345,381	357,279,511
End of year	$417,343,405	$323,345,381
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	15,728,737	11,762,506
Service Class	676,677	1,237,295
Class L(a)	-	77
Institutional Class	1,529,557	1,294,398
Shares issued in reinvestment of distributions
Investor Class	1,691,776	2,501,138
Service Class	121,383	290,977
Institutional Class	300,981	504,832
Shares redeemed
Investor Class	(11,635,136)	(8,346,776)
Service Class	(1,085,578)	(1,867,441)
Class L(a)	-	(6,584)
Institutional Class	(1,211,407)	(1,712,517)
Net Increase	6,116,990	5,657,905
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower Lifetime 2045 Fund	2023	2022
OPERATIONS:
Net investment income	$20,801,967	$14,061,810
Net realized gain	44,115,233	20,745,954
Net change in unrealized appreciation (depreciation)	75,623,581	(210,875,401)
Net Increase (Decrease) in Net Assets Resulting from Operations	140,540,781	(176,067,637)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(17,933,081)	(26,910,467)
Service Class	(16,936,603)	(36,894,789)
Institutional Class	(17,154,838)	(25,567,552)
From Net Investment Income and Net Realized Gains	(52,024,522)	(89,372,808)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	156,601,698	136,946,458
Service Class	64,797,581	87,160,339
Class L(a)	-	1,017
Institutional Class	33,557,389	45,572,813
Shares issued in reinvestment of distributions
Investor Class	17,933,081	26,910,467
Service Class	16,936,603	36,894,789
Institutional Class	17,154,838	25,567,552
Shares redeemed
Investor Class	(105,553,215)	(82,160,976)
Service Class	(135,811,887)	(170,265,088)
Class L(a)	-	(76,946)
Institutional Class	(32,139,460)	(33,453,365)
Net Increase in Net Assets Resulting from Capital Share Transactions	33,476,628	73,097,060
Total Increase (Decrease) in Net Assets	121,992,887	(192,343,385)
NET ASSETS:
Beginning of year	856,061,119	1,048,404,504
End of year	$978,054,006	$856,061,119
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	12,116,546	10,151,713
Service Class	5,273,046	6,731,390
Class L(a)	-	107
Institutional Class	5,659,798	6,572,660
Shares issued in reinvestment of distributions
Investor Class	1,363,316	2,174,862
Service Class	1,356,443	3,130,500
Institutional Class	2,935,002	4,345,258
Shares redeemed
Investor Class	(8,174,874)	(6,123,115)
Service Class	(11,043,856)	(13,066,813)
Class L(a)	-	(8,407)
Institutional Class	(5,513,314)	(5,141,451)
Net Increase	3,972,107	8,766,704
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower Lifetime 2050 Fund	2023	2022
OPERATIONS:
Net investment income	$6,337,529	$3,370,349
Net realized gain	13,421,317	6,516,290
Net change in unrealized appreciation (depreciation)	20,954,211	(46,267,984)
Net Increase (Decrease) in Net Assets Resulting from Operations	40,713,057	(36,381,345)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(11,457,117)	(12,965,545)
Service Class	(1,132,088)	(2,514,738)
Institutional Class	(2,487,507)	(3,699,021)
From Net Investment Income and Net Realized Gains	(15,076,712)	(19,179,304)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	114,675,693	78,847,077
Service Class	7,108,669	13,029,866
Class L(a)	-	109
Institutional Class	11,878,006	13,713,359
Shares issued in reinvestment of distributions
Investor Class	11,457,117	12,965,545
Service Class	1,132,088	2,514,738
Institutional Class	2,487,507	3,699,021
Shares redeemed
Investor Class	(49,254,373)	(35,042,238)
Service Class	(10,262,618)	(18,228,038)
Class L(a)	-	(56,931)
Institutional Class	(7,096,728)	(14,342,208)
Net Increase in Net Assets Resulting from Capital Share Transactions	82,125,361	57,100,300
Total Increase in Net Assets	107,761,706	1,539,651
NET ASSETS:
Beginning of year	203,114,117	201,574,466
End of year	$310,875,823	$203,114,117
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	11,050,566	7,187,681
Service Class	679,559	1,167,215
Class L(a)	-	9
Institutional Class	1,132,911	1,245,920
Shares issued in reinvestment of distributions
Investor Class	1,082,723	1,300,035
Service Class	105,937	249,535
Institutional Class	233,774	368,042
Shares redeemed
Investor Class	(4,735,976)	(3,217,615)
Service Class	(972,478)	(1,694,869)
Class L(a)	-	(4,839)
Institutional Class	(685,269)	(1,337,045)
Net Increase	7,891,747	5,264,069
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower Lifetime 2055 Fund	2023	2022
OPERATIONS:
Net investment income	$10,349,850	$6,732,197
Net realized gain	22,611,350	11,231,135
Net change in unrealized appreciation (depreciation)	38,915,771	(102,958,174)
Net Increase (Decrease) in Net Assets Resulting from Operations	71,876,971	(84,994,842)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(4,572,039)	(6,626,660)
Service Class	(7,923,526)	(17,513,652)
Institutional Class	(15,492,766)	(21,258,396)
From Net Investment Income and Net Realized Gains	(27,988,331)	(45,398,708)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	60,283,602	50,046,106
Service Class	66,022,143	78,965,636
Institutional Class	33,294,434	37,025,210
Shares issued in reinvestment of distributions
Investor Class	4,572,039	6,626,660
Service Class	7,923,526	17,513,652
Institutional Class	15,492,766	21,258,396
Shares redeemed
Investor Class	(30,408,069)	(25,688,438)
Service Class	(96,004,278)	(106,746,526)
Class L(a)	-	(37,769)
Institutional Class	(19,293,636)	(27,269,781)
Net Increase in Net Assets Resulting from Capital Share Transactions	41,882,527	51,693,146
Total Increase (Decrease) in Net Assets	85,771,167	(78,700,404)
NET ASSETS:
Beginning of year	416,703,101	495,403,505
End of year	$502,474,268	$416,703,101
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,713,524	2,978,089
Service Class	4,227,610	4,906,021
Institutional Class	6,703,530	6,212,120
Shares issued in reinvestment of distributions
Investor Class	274,491	429,981
Service Class	495,915	1,181,198
Institutional Class	3,190,934	4,259,464
Shares redeemed
Investor Class	(1,874,243)	(1,535,267)
Service Class	(6,152,122)	(6,559,181)
Class L(a)	-	(4,472)
Institutional Class	(3,953,007)	(4,885,339)
Net Increase	6,626,632	6,982,614
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower Lifetime 2060 Fund	2023	2022
OPERATIONS:
Net investment income	$1,067,703	$403,620
Net realized gain (loss)	866,272	(183,657)
Net change in unrealized appreciation (depreciation)	4,368,540	(3,548,265)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,302,515	(3,328,302)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,670,032)	(1,378,574)
Service Class	(73,267)	(66,750)
Institutional Class	(512,413)	(469,938)
From Net Investment Income and Net Realized Gains	(2,255,712)	(1,915,262)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	26,868,244	13,238,634
Service Class	799,864	219,716
Institutional Class	5,673,175	6,347,947
Shares issued in reinvestment of distributions
Investor Class	1,670,032	1,378,574
Service Class	73,267	66,750
Institutional Class	512,413	469,938
Shares redeemed
Investor Class	(8,973,361)	(6,454,237)
Service Class	(105,135)	(49,374)
Institutional Class	(2,834,736)	(2,103,907)
Net Increase in Net Assets Resulting from Capital Share Transactions	23,683,763	13,114,041
Total Increase in Net Assets	27,730,566	7,870,477
NET ASSETS:
Beginning of year	26,045,524	18,175,047
End of year	$53,776,090	$26,045,524
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,732,062	1,302,352
Service Class	80,788	21,383
Institutional Class	575,366	621,852
Shares issued in reinvestment of distributions
Investor Class	165,581	146,693
Service Class	7,240	7,069
Institutional Class	50,555	49,665
Shares redeemed
Investor Class	(916,795)	(617,592)
Service Class	(10,887)	(5,040)
Institutional Class	(287,930)	(208,280)
Net Increase	2,395,980	1,318,102
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2023	$12.06	0.33	0.90	1.23	(0.37)	(0.18)	(0.55)	$12.74	10.33%
12/31/2022	$14.83	0.26	(2.07)	(1.81)	(0.26)	(0.70)	(0.96)	$12.06	(12.27%)
12/31/2021	$14.77	0.35	0.90	1.25	(0.33)	(0.86)	(1.19)	$14.83	8.48%
12/31/2020	$13.77	0.47	1.02	1.49	(0.25)	(0.24)	(0.49)	$14.77	11.00%
12/31/2019	$12.72	0.27	1.63	1.90	(0.20)	(0.65)	(0.85)	$13.77	15.17%
Service Class
12/31/2023	$12.03	0.31	0.90	1.21	(0.35)	(0.18)	(0.53)	$12.71	10.18%
12/31/2022	$14.79	0.25	(2.07)	(1.82)	(0.24)	(0.70)	(0.94)	$12.03	(12.36%)
12/31/2021	$14.72	0.29	0.94	1.23	(0.30)	(0.86)	(1.16)	$14.79	8.39%
12/31/2020	$13.68	0.24	1.24	1.48	(0.20)	(0.24)	(0.44)	$14.72	11.01%
12/31/2019	$12.64	0.25	1.61	1.86	(0.17)	(0.65)	(0.82)	$13.68	14.96%
Institutional Class
12/31/2023	$ 7.15	0.23	0.52	0.75	(0.42)	(0.18)	(0.60)	$ 7.30	10.69%
12/31/2022	$ 9.26	0.20	(1.30)	(1.10)	(0.31)	(0.70)	(1.01)	$ 7.15	(11.95%)
12/31/2021	$ 9.67	0.24	0.61	0.85	(0.40)	(0.86)	(1.26)	$ 9.26	8.85%
12/31/2020	$ 9.16	0.20	0.82	1.02	(0.27)	(0.24)	(0.51)	$ 9.67	11.47%
12/31/2019	$ 8.76	0.23	1.10	1.33	(0.28)	(0.65)	(0.93)	$ 9.16	15.53%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2023	$296,360	0.47%	0.42%	2.63%	14%
12/31/2022	$311,878	0.47%	0.43%	2.00%	17%
12/31/2021	$422,380	0.47%	0.43%	2.27%	25%
12/31/2020	$370,481	0.47%	0.43%	3.34%	24%
12/31/2019	$ 57,202	0.47%	0.43%	2.00%	17%
Service Class
12/31/2023	$143,675	0.57%	0.52%	2.53%	14%
12/31/2022	$182,845	0.57%	0.53%	1.86%	17%
12/31/2021	$268,126	0.57%	0.53%	1.88%	25%
12/31/2020	$328,331	0.57%	0.53%	1.73%	24%
12/31/2019	$369,554	0.57%	0.53%	1.83%	17%
Institutional Class
12/31/2023	$ 55,632	0.12%	0.07%	3.17%	14%
12/31/2022	$ 51,615	0.12%	0.08%	2.48%	17%
12/31/2021	$ 61,545	0.12%	0.08%	2.45%	25%
12/31/2020	$ 72,053	0.12%	0.08%	2.22%	24%
12/31/2019	$ 87,560	0.12%	0.08%	2.46%	17%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2023	$ 9.39	0.26	0.76	1.02	(0.27)	(0.19)	(0.46)	$ 9.95	10.97%
12/31/2022	$11.70	0.20	(1.71)	(1.51)	(0.21)	(0.59)	(0.80)	$ 9.39	(12.95%)
12/31/2021	$11.57	0.30	0.76	1.06	(0.28)	(0.65)	(0.93)	$11.70	9.17%
12/31/2020	$10.91	0.46	0.75	1.21	(0.22)	(0.33)	(0.55)	$11.57	11.31%
12/31/2019	$10.00	0.22	1.40	1.62	(0.20)	(0.51)	(0.71)	$10.91	16.44%
Service Class
12/31/2023	$ 9.50	0.28	0.74	1.02	(0.25)	(0.19)	(0.44)	$10.08	10.86%
12/31/2022	$11.81	0.23	(1.76)	(1.53)	(0.19)	(0.59)	(0.78)	$ 9.50	(12.97%)
12/31/2021	$11.64	0.27	0.79	1.06	(0.24)	(0.65)	(0.89)	$11.81	9.12%
12/31/2020	$10.94	0.20	1.00	1.20	(0.17)	(0.33)	(0.50)	$11.64	11.21%
12/31/2019	$10.03	0.21	1.40	1.61	(0.19)	(0.51)	(0.70)	$10.94	16.24%
Institutional Class
12/31/2023	$ 9.40	0.30	0.75	1.05	(0.32)	(0.19)	(0.51)	$ 9.94	11.30%
12/31/2022	$11.73	0.24	(1.72)	(1.48)	(0.26)	(0.59)	(0.85)	$ 9.40	(12.61%)
12/31/2021	$11.60	0.35	0.76	1.11	(0.33)	(0.65)	(0.98)	$11.73	9.60%
12/31/2020	$10.92	0.24	1.01	1.25	(0.24)	(0.33)	(0.57)	$11.60	11.72%
12/31/2019	$10.03	0.27	1.39	1.66	(0.26)	(0.51)	(0.77)	$10.92	16.80%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2023	$320,587	0.47%	0.43%	2.67%	27%
12/31/2022	$319,793	0.47%	0.44%	1.93%	30%
12/31/2021	$392,502	0.47%	0.44%	2.51%	26%
12/31/2020	$251,811	0.47%	0.44%	4.11%	34%
12/31/2019	$ 14,883	0.47%	0.44%	2.02%	26%
Service Class
12/31/2023	$ 16,806	0.57%	0.53%	2.89%	27%
12/31/2022	$ 17,343	0.57%	0.54%	2.22%	30%
12/31/2021	$ 24,730	0.57%	0.54%	2.23%	26%
12/31/2020	$ 30,583	0.57%	0.54%	1.86%	34%
12/31/2019	$ 32,034	0.57%	0.54%	1.97%	26%
Institutional Class
12/31/2023	$ 30,257	0.12%	0.08%	3.06%	27%
12/31/2022	$ 34,008	0.12%	0.09%	2.28%	30%
12/31/2021	$ 46,048	0.12%	0.09%	2.90%	26%
12/31/2020	$ 47,668	0.12%	0.09%	2.23%	34%
12/31/2019	$ 57,786	0.12%	0.09%	2.49%	26%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2023	$12.52	0.34	1.13	1.47	(0.31)	(0.28)	(0.59)	$13.40	11.91%
12/31/2022	$15.65	0.26	(2.42)	(2.16)	(0.23)	(0.74)	(0.97)	$12.52	(13.83%)
12/31/2021	$15.50	0.39	1.18	1.57	(0.35)	(1.07)	(1.42)	$15.65	10.16%
12/31/2020	$14.46	0.49	1.23	1.72	(0.27)	(0.41)	(0.68)	$15.50	12.24%
12/31/2019	$13.19	0.28	2.05	2.33	(0.22)	(0.84)	(1.06)	$14.46	18.01%
Service Class
12/31/2023	$12.50	0.32	1.13	1.45	(0.29)	(0.28)	(0.57)	$13.38	11.72%
12/31/2022	$15.61	0.23	(2.39)	(2.16)	(0.21)	(0.74)	(0.95)	$12.50	(13.88%)
12/31/2021	$15.44	0.32	1.23	1.55	(0.31)	(1.07)	(1.38)	$15.61	10.09%
12/31/2020	$14.37	0.25	1.44	1.69	(0.21)	(0.41)	(0.62)	$15.44	12.12%
12/31/2019	$13.11	0.27	2.03	2.30	(0.20)	(0.84)	(1.04)	$14.37	17.89%
Institutional Class
12/31/2023	$ 6.07	0.20	0.52	0.72	(0.38)	(0.28)	(0.66)	$ 6.13	12.18%
12/31/2022	$ 8.20	0.16	(1.26)	(1.10)	(0.29)	(0.74)	(1.03)	$ 6.07	(13.43%)
12/31/2021	$ 8.78	0.24	0.68	0.92	(0.43)	(1.07)	(1.50)	$ 8.20	10.52%
12/31/2020	$ 8.47	0.20	0.82	1.02	(0.30)	(0.41)	(0.71)	$ 8.78	12.67%
12/31/2019	$ 8.16	0.22	1.23	1.45	(0.30)	(0.84)	(1.14)	$ 8.47	18.43%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2023	$ 577,246	0.47%	0.44%	2.64%	20%
12/31/2022	$ 541,300	0.47%	0.44%	1.88%	20%
12/31/2021	$ 655,221	0.47%	0.45%	2.43%	29%
12/31/2020	$ 509,178	0.47%	0.44%	3.35%	28%
12/31/2019	$ 108,828	0.47%	0.45%	1.93%	22%
Service Class
12/31/2023	$ 463,127	0.57%	0.54%	2.45%	20%
12/31/2022	$ 541,410	0.57%	0.54%	1.67%	20%
12/31/2021	$ 764,922	0.57%	0.55%	2.00%	29%
12/31/2020	$ 901,294	0.57%	0.54%	1.74%	28%
12/31/2019	$1,026,060	0.57%	0.55%	1.87%	22%
Institutional Class
12/31/2023	$ 178,282	0.12%	0.09%	3.13%	20%
12/31/2022	$ 180,371	0.12%	0.09%	2.29%	20%
12/31/2021	$ 188,094	0.12%	0.10%	2.66%	29%
12/31/2020	$ 198,671	0.12%	0.09%	2.40%	28%
12/31/2019	$ 212,287	0.12%	0.10%	2.48%	22%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2023	$ 9.56	0.27	0.96	1.23	(0.26)	(0.28)	(0.54)	$10.25	13.07%
12/31/2022	$12.22	0.19	(1.98)	(1.79)	(0.19)	(0.68)	(0.87)	$ 9.56	(14.62%)
12/31/2021	$11.94	0.35	1.03	1.38	(0.32)	(0.78)	(1.10)	$12.22	11.60%
12/31/2020	$11.24	0.53	0.84	1.37	(0.22)	(0.45)	(0.67)	$11.94	12.61%
12/31/2019	$10.13	0.23	1.75	1.98	(0.21)	(0.66)	(0.87)	$11.24	20.00%
Service Class
12/31/2023	$ 9.67	0.26	0.97	1.23	(0.24)	(0.28)	(0.52)	$10.38	12.93%
12/31/2022	$12.34	0.19	(2.01)	(1.82)	(0.17)	(0.68)	(0.85)	$ 9.67	(14.72%)
12/31/2021	$12.02	0.30	1.08	1.38	(0.28)	(0.78)	(1.06)	$12.34	11.54%
12/31/2020	$11.28	0.22	1.15	1.37	(0.18)	(0.45)	(0.63)	$12.02	12.50%
12/31/2019	$10.15	0.22	1.76	1.98	(0.19)	(0.66)	(0.85)	$11.28	19.84%
Institutional Class
12/31/2023	$ 9.58	0.30	0.96	1.26	(0.31)	(0.28)	(0.59)	$10.25	13.34%
12/31/2022	$12.26	0.24	(1.99)	(1.75)	(0.25)	(0.68)	(0.93)	$ 9.58	(14.29%)
12/31/2021	$11.98	0.38	1.05	1.43	(0.37)	(0.78)	(1.15)	$12.26	12.00%
12/31/2020	$11.26	0.24	1.17	1.41	(0.24)	(0.45)	(0.69)	$11.98	12.99%
12/31/2019	$10.15	0.28	1.76	2.04	(0.27)	(0.66)	(0.93)	$11.26	20.52%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2023	$406,535	0.47%	0.45%	2.70%	26%
12/31/2022	$332,604	0.47%	0.45%	1.77%	26%
12/31/2021	$368,130	0.47%	0.45%	2.75%	25%
12/31/2020	$227,945	0.47%	0.45%	4.60%	35%
12/31/2019	$ 10,577	0.47%	0.45%	2.09%	23%
Service Class
12/31/2023	$ 36,594	0.57%	0.55%	2.56%	26%
12/31/2022	$ 35,169	0.57%	0.55%	1.82%	26%
12/31/2021	$ 46,395	0.57%	0.55%	2.39%	25%
12/31/2020	$ 46,337	0.57%	0.55%	2.01%	35%
12/31/2019	$ 45,451	0.57%	0.55%	1.93%	23%
Institutional Class
12/31/2023	$ 73,954	0.12%	0.10%	3.00%	26%
12/31/2022	$ 64,855	0.12%	0.10%	2.22%	26%
12/31/2021	$ 76,991	0.12%	0.10%	3.03%	25%
12/31/2020	$ 66,143	0.12%	0.10%	2.16%	35%
12/31/2019	$ 78,245	0.12%	0.10%	2.52%	23%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2023	$12.22	0.31	1.43	1.74	(0.26)	(0.32)	(0.58)	$13.38	14.40%
12/31/2022	$15.70	0.24	(2.69)	(2.45)	(0.19)	(0.84)	(1.03)	$12.22	(15.62%)
12/31/2021	$15.17	0.46	1.57	2.03	(0.37)	(1.13)	(1.50)	$15.70	13.46%
12/31/2020	$14.18	0.48	1.33	1.81	(0.25)	(0.57)	(0.82)	$15.17	13.30%
12/31/2019	$12.71	0.25	2.51	2.76	(0.20)	(1.09)	(1.29)	$14.18	22.17%
Service Class
12/31/2023	$12.03	0.30	1.40	1.70	(0.23)	(0.32)	(0.55)	$13.18	14.32%
12/31/2022	$15.46	0.20	(2.62)	(2.42)	(0.17)	(0.84)	(1.01)	$12.03	(15.70%)
12/31/2021	$14.94	0.36	1.62	1.98	(0.33)	(1.13)	(1.46)	$15.46	13.34%
12/31/2020	$13.93	0.24	1.54	1.78	(0.20)	(0.57)	(0.77)	$14.94	13.29%
12/31/2019	$12.50	0.24	2.47	2.71	(0.19)	(1.09)	(1.28)	$13.93	22.09%
Institutional Class
12/31/2023	$ 5.61	0.17	0.64	0.81	(0.33)	(0.32)	(0.65)	$ 5.77	14.91%
12/31/2022	$ 7.92	0.14	(1.34)	(1.20)	(0.27)	(0.84)	(1.11)	$ 5.61	(15.29%)
12/31/2021	$ 8.36	0.24	0.90	1.14	(0.45)	(1.13)	(1.58)	$ 7.92	13.83%
12/31/2020	$ 8.17	0.18	0.87	1.05	(0.29)	(0.57)	(0.86)	$ 8.36	13.84%
12/31/2019	$ 7.85	0.20	1.50	1.70	(0.29)	(1.09)	(1.38)	$ 8.17	22.58%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2023	$574,908	0.47%	0.46%	2.41%	23%
12/31/2022	$487,896	0.47%	0.46%	1.75%	22%
12/31/2021	$549,911	0.47%	0.46%	2.84%	29%
12/31/2020	$423,605	0.47%	0.46%	3.40%	24%
12/31/2019	$ 98,420	0.47%	0.46%	1.80%	23%
Service Class
12/31/2023	$566,915	0.57%	0.56%	2.38%	23%
12/31/2022	$607,917	0.57%	0.56%	1.47%	22%
12/31/2021	$848,269	0.57%	0.56%	2.26%	29%
12/31/2020	$934,399	0.57%	0.56%	1.78%	24%
12/31/2019	$984,866	0.57%	0.56%	1.76%	23%
Institutional Class
12/31/2023	$211,088	0.12%	0.11%	2.97%	23%
12/31/2022	$192,523	0.12%	0.11%	2.16%	22%
12/31/2021	$209,808	0.12%	0.11%	2.77%	29%
12/31/2020	$206,898	0.12%	0.11%	2.28%	24%
12/31/2019	$202,044	0.12%	0.11%	2.41%	23%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2023	$ 9.38	0.25	1.21	1.46	(0.24)	(0.32)	(0.56)	$10.28	15.73%
12/31/2022	$12.40	0.17	(2.19)	(2.02)	(0.17)	(0.83)	(1.00)	$ 9.38	(16.30%)
12/31/2021	$11.89	0.40	1.39	1.79	(0.36)	(0.92)	(1.28)	$12.40	15.11%
12/31/2020	$11.19	0.57	0.88	1.45	(0.21)	(0.54)	(0.75)	$11.89	13.60%
12/31/2019	$ 9.91	0.23	2.08	2.31	(0.21)	(0.82)	(1.03)	$11.19	23.83%
Service Class
12/31/2023	$ 9.50	0.23	1.23	1.46	(0.21)	(0.32)	(0.53)	$10.43	15.61%
12/31/2022	$12.53	0.18	(2.23)	(2.05)	(0.15)	(0.83)	(0.98)	$ 9.50	(16.41%)
12/31/2021	$11.98	0.35	1.44	1.79	(0.32)	(0.92)	(1.24)	$12.53	14.97%
12/31/2020	$11.24	0.22	1.23	1.45	(0.17)	(0.54)	(0.71)	$11.98	13.53%
12/31/2019	$ 9.94	0.21	2.10	2.31	(0.19)	(0.82)	(1.01)	$11.24	23.63%
Institutional Class
12/31/2023	$ 9.46	0.29	1.21	1.50	(0.28)	(0.32)	(0.60)	$10.36	16.10%
12/31/2022	$12.51	0.21	(2.21)	(2.00)	(0.22)	(0.83)	(1.05)	$ 9.46	(16.00%)
12/31/2021	$11.99	0.42	1.43	1.85	(0.41)	(0.92)	(1.33)	$12.51	15.52%
12/31/2020	$11.26	0.23	1.27	1.50	(0.23)	(0.54)	(0.77)	$11.99	14.01%
12/31/2019	$ 9.97	0.27	2.10	2.37	(0.26)	(0.82)	(1.08)	$11.26	24.18%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2023	$336,555	0.47%	0.46%	2.52%	19%
12/31/2022	$252,781	0.47%	0.46%	1.65%	24%
12/31/2021	$260,810	0.47%	0.46%	3.12%	24%
12/31/2020	$156,385	0.47%	0.46%	5.03%	30%
12/31/2019	$ 5,112	0.47%	0.46%	2.13%	22%
Service Class
12/31/2023	$ 25,253	0.57%	0.56%	2.27%	19%
12/31/2022	$ 25,728	0.57%	0.56%	1.67%	24%
12/31/2021	$ 38,173	0.57%	0.56%	2.66%	24%
12/31/2020	$ 40,091	0.57%	0.56%	2.05%	30%
12/31/2019	$ 36,469	0.57%	0.56%	1.90%	22%
Institutional Class
12/31/2023	$ 55,535	0.12%	0.11%	2.85%	19%
12/31/2022	$ 44,836	0.12%	0.11%	1.99%	24%
12/31/2021	$ 58,214	0.12%	0.11%	3.22%	24%
12/31/2020	$ 47,103	0.12%	0.11%	2.18%	30%
12/31/2019	$ 49,238	0.12%	0.11%	2.39%	22%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2023	$12.15	0.29	1.72	2.01	(0.23)	(0.37)	(0.60)	$13.56	16.73%
12/31/2022	$15.97	0.22	(2.90)	(2.68)	(0.18)	(0.96)	(1.14)	$12.15	(16.82%)
12/31/2021	$15.17	0.53	1.89	2.42	(0.41)	(1.21)	(1.62)	$15.97	16.02%
12/31/2020	$14.16	0.53	1.35	1.88	(0.24)	(0.63)	(0.87)	$15.17	13.89%
12/31/2019	$12.58	0.22	2.80	3.02	(0.19)	(1.25)	(1.44)	$14.16	24.59%
Service Class
12/31/2023	$11.57	0.26	1.63	1.89	(0.20)	(0.37)	(0.57)	$12.89	16.57%
12/31/2022	$15.26	0.17	(2.75)	(2.58)	(0.15)	(0.96)	(1.11)	$11.57	(16.92%)
12/31/2021	$14.54	0.39	1.91	2.30	(0.37)	(1.21)	(1.58)	$15.26	15.91%
12/31/2020	$13.57	0.22	1.57	1.79	(0.19)	(0.63)	(0.82)	$14.54	13.81%
12/31/2019	$12.11	0.23	2.66	2.89	(0.18)	(1.25)	(1.43)	$13.57	24.51%
Institutional Class
12/31/2023	$ 5.63	0.17	0.77	0.94	(0.30)	(0.37)	(0.67)	$ 5.90	17.19%
12/31/2022	$ 8.19	0.14	(1.49)	(1.35)	(0.25)	(0.96)	(1.21)	$ 5.63	(16.54%)
12/31/2021	$ 8.51	0.28	1.10	1.38	(0.49)	(1.21)	(1.70)	$ 8.19	16.39%
12/31/2020	$ 8.32	0.19	0.91	1.10	(0.28)	(0.63)	(0.91)	$ 8.51	14.33%
12/31/2019	$ 7.95	0.21	1.69	1.90	(0.28)	(1.25)	(1.53)	$ 8.32	25.14%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2023	$431,493	0.47%	0.47%	2.27%	19%
12/31/2022	$322,379	0.47%	0.47%	1.66%	21%
12/31/2021	$324,585	0.47%	0.47%	3.19%	29%
12/31/2020	$225,206	0.47%	0.46%	3.78%	23%
12/31/2019	$ 44,077	0.47%	0.46%	1.59%	24%
Service Class
12/31/2023	$385,495	0.57%	0.57%	2.15%	19%
12/31/2022	$397,179	0.57%	0.57%	1.34%	21%
12/31/2021	$572,549	0.57%	0.57%	2.50%	29%
12/31/2020	$589,841	0.57%	0.56%	1.69%	23%
12/31/2019	$606,808	0.57%	0.56%	1.70%	24%
Institutional Class
12/31/2023	$161,066	0.12%	0.12%	2.80%	19%
12/31/2022	$136,504	0.12%	0.12%	2.05%	21%
12/31/2021	$151,185	0.12%	0.12%	3.11%	29%
12/31/2020	$147,820	0.12%	0.11%	2.39%	23%
12/31/2019	$129,174	0.12%	0.11%	2.40%	24%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2023	$ 9.76	0.25	1.39	1.64	(0.23)	(0.34)	(0.57)	$10.83	17.05%
12/31/2022	$12.96	0.19	(2.39)	(2.20)	(0.17)	(0.83)	(1.00)	$ 9.76	(16.95%)
12/31/2021	$12.37	0.47	1.52	1.99	(0.40)	(1.00)	(1.40)	$12.96	16.15%
12/31/2020	$11.62	0.59	0.95	1.54	(0.22)	(0.57)	(0.79)	$12.37	13.96%
12/31/2019	$10.20	0.24	2.23	2.47	(0.21)	(0.84)	(1.05)	$11.62	24.82%
Service Class
12/31/2023	$ 9.87	0.26	1.38	1.64	(0.20)	(0.34)	(0.54)	$10.97	16.86%
12/31/2022	$13.08	0.16	(2.39)	(2.23)	(0.15)	(0.83)	(0.98)	$ 9.87	(17.07%)
12/31/2021	$12.44	0.37	1.62	1.99	(0.35)	(1.00)	(1.35)	$13.08	16.06%
12/31/2020	$11.66	0.21	1.32	1.53	(0.18)	(0.57)	(0.75)	$12.44	13.79%
12/31/2019	$10.22	0.22	2.25	2.47	(0.19)	(0.84)	(1.03)	$11.66	24.80%
Institutional Class
12/31/2023	$ 9.81	0.32	1.36	1.68	(0.27)	(0.34)	(0.61)	$10.88	17.43%
12/31/2022	$13.03	0.20	(2.37)	(2.17)	(0.22)	(0.83)	(1.05)	$ 9.81	(16.65%)
12/31/2021	$12.43	0.47	1.58	2.05	(0.45)	(1.00)	(1.45)	$13.03	16.56%
12/31/2020	$11.66	0.24	1.34	1.58	(0.24)	(0.57)	(0.81)	$12.43	14.30%
12/31/2019	$10.24	0.29	2.24	2.53	(0.27)	(0.84)	(1.11)	$11.66	25.28%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2023	$240,701	0.47%	0.47%	2.43%	12%
12/31/2022	$144,747	0.47%	0.47%	1.76%	20%
12/31/2021	$123,992	0.47%	0.47%	3.45%	24%
12/31/2020	$ 61,877	0.47%	0.46%	5.04%	31%
12/31/2019	$ 3,124	0.47%	0.46%	2.07%	21%
Service Class
12/31/2023	$ 23,385	0.57%	0.57%	2.44%	12%
12/31/2022	$ 22,872	0.57%	0.57%	1.42%	20%
12/31/2021	$ 33,950	0.57%	0.57%	2.72%	24%
12/31/2020	$ 34,760	0.57%	0.56%	1.93%	31%
12/31/2019	$ 29,274	0.57%	0.56%	1.91%	21%
Institutional Class
12/31/2023	$ 46,790	0.12%	0.12%	3.02%	12%
12/31/2022	$ 35,495	0.12%	0.12%	1.81%	20%
12/31/2021	$ 43,569	0.12%	0.12%	3.47%	24%
12/31/2020	$ 35,250	0.12%	0.11%	2.17%	31%
12/31/2019	$ 32,461	0.12%	0.11%	2.52%	21%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2023	$15.20	0.37	2.20	2.57	(0.20)	(0.40)	(0.60)	$17.17	17.06%
12/31/2022	$19.79	0.28	(3.67)	(3.39)	(0.16)	(1.04)	(1.20)	$15.20	(17.13%)
12/31/2021	$18.56	0.69	2.29	2.98	(0.43)	(1.32)	(1.75)	$19.79	16.10%
12/31/2020	$17.21	0.57	1.73	2.30	(0.24)	(0.71)	(0.95)	$18.56	13.96%
12/31/2019	$15.10	0.28	3.41	3.69	(0.20)	(1.38)	(1.58)	$17.21	24.70%
Service Class
12/31/2023	$14.64	0.33	2.12	2.45	(0.17)	(0.40)	(0.57)	$16.52	16.88%
12/31/2022	$19.08	0.22	(3.49)	(3.27)	(0.13)	(1.04)	(1.17)	$14.64	(17.16%)
12/31/2021	$17.93	0.50	2.36	2.86	(0.39)	(1.32)	(1.71)	$19.08	15.94%
12/31/2020	$16.63	0.28	1.92	2.20	(0.19)	(0.71)	(0.90)	$17.93	13.81%
12/31/2019	$14.68	0.29	3.24	3.53	(0.20)	(1.38)	(1.58)	$16.63	24.70%
Institutional Class
12/31/2023	$ 4.73	0.14	0.67	0.81	(0.29)	(0.40)	(0.69)	$ 4.85	17.52%
12/31/2022	$ 7.24	0.12	(1.34)	(1.22)	(0.25)	(1.04)	(1.29)	$ 4.73	(16.90%)
12/31/2021	$ 7.81	0.26	1.03	1.29	(0.54)	(1.32)	(1.86)	$ 7.24	16.54%
12/31/2020	$ 7.81	0.17	0.84	1.01	(0.30)	(0.71)	(1.01)	$ 7.81	14.33%
12/31/2019	$ 7.68	0.21	1.62	1.83	(0.32)	(1.38)	(1.70)	$ 7.81	25.19%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2023	$142,460	0.47%	0.47%	2.30%	19%
12/31/2022	$ 93,973	0.47%	0.47%	1.69%	22%
12/31/2021	$ 85,259	0.47%	0.47%	3.39%	32%
12/31/2020	$ 55,218	0.47%	0.46%	3.38%	28%
12/31/2019	$ 18,634	0.47%	0.46%	1.65%	26%
Service Class
12/31/2023	$236,790	0.57%	0.57%	2.10%	19%
12/31/2022	$230,635	0.57%	0.57%	1.36%	22%
12/31/2021	$309,711	0.57%	0.57%	2.58%	32%
12/31/2020	$303,106	0.57%	0.56%	1.75%	28%
12/31/2019	$289,415	0.57%	0.56%	1.78%	26%
Institutional Class
12/31/2023	$123,224	0.12%	0.12%	2.82%	19%
12/31/2022	$ 92,095	0.12%	0.12%	1.99%	22%
12/31/2021	$100,392	0.12%	0.12%	3.06%	32%
12/31/2020	$ 96,602	0.12%	0.11%	2.34%	28%
12/31/2019	$ 75,956	0.12%	0.11%	2.52%	26%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2060 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2023	$ 9.26	0.27	1.28	1.55	(0.25)	(0.24)	(0.49)	$10.32	16.97%
12/31/2022	$12.19	0.19	(2.27)	(2.08)	(0.21)	(0.64)	(0.85)	$ 9.26	(17.10%)
12/31/2021	$11.42	0.51	1.30	1.81	(0.44)	(0.60)	(1.04)	$12.19	15.89%
12/31/2020	$10.58	0.55	0.89	1.44	(0.31)	(0.29)	(0.60)	$11.42	13.93%
12/31/2019 (d)	$10.00	0.43	0.42	0.85	(0.23)	(0.04)	(0.27)	$10.58	8.56% (e)
Service Class
12/31/2023	$ 9.31	0.31	1.24	1.55	(0.23)	(0.24)	(0.47)	$10.39	16.89%
12/31/2022	$12.25	0.19	(2.29)	(2.10)	(0.20)	(0.64)	(0.84)	$ 9.31	(17.15%)
12/31/2021	$11.46	0.52	1.28	1.80	(0.41)	(0.60)	(1.01)	$12.25	15.69%
12/31/2020	$10.59	0.72	0.72	1.44	(0.28)	(0.29)	(0.57)	$11.46	13.90%
12/31/2019 (d)	$10.00	0.30	0.56	0.86	(0.23)	(0.04)	(0.27)	$10.59	8.58% (e)
Institutional Class
12/31/2023	$ 9.31	0.30	1.29	1.59	(0.29)	(0.24)	(0.53)	$10.37	17.35%
12/31/2022	$12.23	0.26	(2.32)	(2.06)	(0.22)	(0.64)	(0.86)	$ 9.31	(16.84%)
12/31/2021	$11.46	0.50	1.36	1.86	(0.49)	(0.60)	(1.09)	$12.23	16.26%
12/31/2020	$10.59	0.75	0.74	1.49	(0.33)	(0.29)	(0.62)	$11.46	14.40%
12/31/2019 (d)	$10.00	0.38	0.50	0.88	(0.25)	(0.04)	(0.29)	$10.59	8.80% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
12/31/2023	$40,984	0.47%	0.47%	2.79%	17%
12/31/2022	$18,430	0.47%	0.47%	1.83%	32%
12/31/2021	$14,125	0.47%	0.47%	4.02%	46%
12/31/2020	$ 3,333	0.47%	0.46%	4.99%	116%
12/31/2019 (d)	$ 45	0.47% (h)	0.46% (h)	6.20% (h)	243% (e)
Service Class
12/31/2023	$ 1,727	0.57%	0.57%	3.09%	17%
12/31/2022	$ 830	0.57%	0.57%	1.89%	32%
12/31/2021	$ 805	0.57%	0.57%	4.12%	46%
12/31/2020	$ 98	0.57%	0.54%	7.14%	116%
12/31/2019 (d)	$ 23	0.57% (h)	0.48% (h)	4.34% (h)	243% (e)
Institutional Class
12/31/2023	$11,065	0.12%	0.12%	2.98%	17%
12/31/2022	$ 6,786	0.12%	0.12%	2.57%	32%
12/31/2021	$ 3,245	0.12%	0.12%	3.97%	46%
12/31/2020	$ 1,888	0.12%	0.11%	7.02%	116%
12/31/2019 (d)	$ 34	0.12% (h)	0.11% (h)	5.03% (h)	243% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on May 1, 2019.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower Lifetime 2015 Fund, the Empower Lifetime 2020 Fund, the Empower Lifetime 2025 Fund, the Empower Lifetime 2030 Fund, the Empower Lifetime 2035 Fund, the Empower Lifetime 2040 Fund, the Empower Lifetime 2045 Fund, the Empower Lifetime 2050 Fund, the Empower Lifetime 2055 Fund and the Empower Lifetime 2060 Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation, except the investment objective of the Empower Lifetime 2015 Fund and Empower Lifetime 2020 Fund is to seek income and secondarily, capital growth. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
The Empower Lifetime 2015 Fund, Empower Lifetime 2020 Fund, Empower Lifetime 2025 Fund, Empower Lifetime 2030 Fund, Empower Lifetime 2035 Fund, Empower Lifetime 2040 Fund, Empower Lifetime 2045 Fund, Empower Lifetime 2050 Fund, Empower Lifetime 2055 Fund and the Empower Lifetime 2060 each offer three share classes, referred to as Investor Class, Service Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board of Directors.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America (Empower of America Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis.  The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America (Empower of America).

Annual Report - December 31, 2023

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2023, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs.  Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the Empower of America Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no federal income or excise tax provision is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually.  Capital gain distributions of the Funds, if any, are declared and paid at least annually.  Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2023 and 2022 were as follows:
Empower Lifetime 2015 Fund
	2023	2022
Ordinary income	$15,395,516	$12,797,701
Long-term capital gain	8,204,489	33,273,175
	$23,600,005	$46,070,876
Empower Lifetime 2020 Fund
	2023	2022
Ordinary income	$9,513,057	$8,128,632
Long-term capital gain	7,333,033	22,254,813
	$16,846,090	$30,383,445

Annual Report - December 31, 2023

Empower Lifetime 2025 Fund
	2023	2022
Ordinary income	$32,787,879	$26,539,343
Long-term capital gain	31,244,561	82,803,440
	$64,032,440	$109,342,783
Empower Lifetime 2030 Fund
	2023	2022
Ordinary income	$12,302,580	$8,297,717
Long-term capital gain	14,162,609	29,133,167
	$26,465,189	$37,430,884
Empower Lifetime 2035 Fund
	2023	2022
Ordinary income	$30,501,303	$23,501,775
Long-term capital gain	39,962,545	97,833,772
	$70,463,848	$121,335,547
Empower Lifetime 2040 Fund
	2023	2022
Ordinary income	$8,817,673	$5,361,387
Long-term capital gain	12,480,239	26,431,326
	$21,297,912	$31,792,713
Empower Lifetime 2045 Fund
	2023	2022
Ordinary income	$19,446,340	$14,195,368
Long-term capital gain	32,578,182	75,177,440
	$52,024,522	$89,372,808
Empower Lifetime 2050 Fund
	2023	2022
Ordinary income	$5,999,941	$3,334,736
Long-term capital gain	9,076,771	15,844,568
	$15,076,712	$19,179,304
Empower Lifetime 2055 Fund
	2023	2022
Ordinary income	$10,039,420	$6,468,640
Long-term capital gain	17,948,911	38,930,068
	$27,988,331	$45,398,708
Empower Lifetime 2060 Fund
	2023	2022
Ordinary income	$1,153,986	$484,944
Long-term capital gain	1,101,726	1,430,318
	$2,255,712	$1,915,262

Annual Report - December 31, 2023

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
Empower Lifetime 2015 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	10,110,214
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(66,386,479)
Tax composition of capital	$(56,276,265)
Empower Lifetime 2020 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	4,284,812
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(56,792,222)
Tax composition of capital	$(52,507,410)
Empower Lifetime 2025 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	32,386,330
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(170,260,499)
Tax composition of capital	$(137,874,169)
Empower Lifetime 2030 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	16,106,568
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(72,241,135)
Tax composition of capital	$(56,134,567)
Empower Lifetime 2035 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	53,682,014
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(172,471,879)
Tax composition of capital	$(118,789,865)

Annual Report - December 31, 2023

Empower Lifetime 2040 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	17,893,553
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(54,643,554)
Tax composition of capital	$(36,750,001)
Empower Lifetime 2045 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	47,988,146
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(126,245,169)
Tax composition of capital	$(78,257,023)
Empower Lifetime 2050 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	15,028,561
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(31,634,211)
Tax composition of capital	$(16,605,650)
Empower Lifetime 2055 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	24,203,771
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(66,930,754)
Tax composition of capital	$(42,726,983)
Empower Lifetime 2060 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	2,473,381
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(3,158,241)
Tax composition of capital	$(684,860)

Annual Report - December 31, 2023

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2023 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Empower Lifetime 2015 Fund	$562,226,337	$4,801,854	$(71,188,333)	$(66,386,479)
Empower Lifetime 2020 Fund	424,567,446	1,061,795	(57,854,017)	(56,792,222)
Empower Lifetime 2025 Fund	1,389,349,213	12,548,276	(182,808,775)	(170,260,499)
Empower Lifetime 2030 Fund	589,498,921	2,712,029	(74,953,164)	(72,241,135)
Empower Lifetime 2035 Fund	1,525,881,983	19,660,573	(192,132,452)	(172,471,879)
Empower Lifetime 2040 Fund	472,131,817	4,733,684	(59,377,238)	(54,643,554)
Empower Lifetime 2045 Fund	1,104,662,065	15,196,477	(141,441,646)	(126,245,169)
Empower Lifetime 2050 Fund	342,617,923	5,347,880	(36,982,091)	(31,634,211)
Empower Lifetime 2055 Fund	569,583,046	6,142,410	(73,073,164)	(66,930,754)
Empower Lifetime 2060 Fund	56,951,621	264,112	(3,422,353)	(3,158,241)
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower of America. As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the Empower of America Contract. The amount waived, if any, is reflected in the Statement of Operations.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America.  Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Service Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class shares and for providing or arranging for the provision of services to Service Class shareholders.  The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $1,223,500 for the year ended December 31, 2023.
Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.

Annual Report - December 31, 2023

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2023, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
BOND MUTUAL FUNDS 46.77%
Empower Bond Index Fund Institutional Class	6,044,637	$56,560,484	$5,089,792	$13,622,619	$(1,864,741)	$ 2,565,956	$ 1,991,620	$ -	$ 50,593,613
Empower Core Bond Fund Institutional Class	2,958,173	27,841,819	3,003,729	7,006,250	(941,874)	1,038,937	1,539,791	-	24,878,235
Empower Global Bond Fund Institutional Class	3,504,528	29,885,115	1,642,784	6,705,009	(1,114,217)	2,267,113	260,509	-	27,090,003
Empower High Yield Bond Fund Institutional Class	1,494,431	15,987,150	1,304,842	3,901,332	26,336	881,159	726,355	-	14,271,819
Empower Inflation-Protected Securities Fund Institutional Class	7,474,676	70,413,666	9,593,653	15,155,824	(1,236,981)	1,448,881	3,154,447	-	66,300,376
Empower Multi-Sector Bond Fund Institutional Class	2,469,154	22,574,572	2,113,119	5,929,467	(997,849)	1,439,452	1,184,427	-	20,197,676
Empower Short Duration Bond Fund Institutional Class	2,992,219	30,414,774	3,844,270	6,760,080	(278,710)	1,016,879	942,757	-	28,515,843
					(6,408,036)	10,658,377	9,799,906	0	231,847,565
EQUITY MUTUAL FUNDS 35.57%
Empower Ariel Mid Cap Value Fund Institutional Class	168,043	1,939,887	551,344	565,571	171,744	(189,777)	45,280	183,045	1,735,883
Empower Emerging Markets Equity Fund Institutional Class	853,739	6,712,294	1,972,344	2,093,085	(72,306)	673,766	116,139	-	7,265,319
Empower International Growth Fund Institutional Class	1,062,758	11,648,021	949,715	4,242,138	248,742	1,400,521	73,599	-	9,756,119
Empower International Index Fund Institutional Class	2,020,489	24,792,863	2,447,845	8,346,967	815,896	1,937,502	619,719	491,465	20,831,243
Empower International Value Fund Institutional Class	1,325,819	13,154,996	1,396,592	4,590,412	347,529	1,056,384	425,997	290,518	11,017,560
Empower Large Cap Growth Fund Institutional Class	1,832,323	20,896,647	1,645,359	10,319,002	(1,128,228)	6,466,694	48,776	479,790	18,689,698
Empower Large Cap Value Fund Institutional Class	2,971,591	22,773,725	4,414,004	5,044,673	2,183,233	(1,847,090)	623,673	1,620,673	20,295,966
Empower Mid Cap Value Fund Institutional Class	844,035	7,791,960	1,095,867	2,271,714	567,551	355,612	180,681	4,780	6,971,725
Empower Real Estate Index Fund Institutional Class	505,965	4,724,684	898,565	1,584,528	232,783	231,623	139,235	10,390	4,270,344
Empower S&P 500® Index Fund Institutional Class	5,002,837	43,578,491	9,737,067	16,013,493	393,661	1,670,034	1,360,813	6,216,932	38,972,099
Empower S&P Mid Cap 400® Index Fund Institutional Class	2,113,394	18,735,667	4,306,666	5,863,838	1,248,687	(546,080)	482,236	1,588,851	16,632,415
Empower S&P Small Cap 600® Index Fund Institutional Class	1,110,322	8,362,498	1,758,563	3,877,311	(364,189)	1,006,656	170,804	377,459	7,250,406
Empower Small Cap Growth Fund Institutional Class	65,887	768,960	110,642	304,296	(6,261)	123,757	-	180	699,063
Empower Small Cap Value Fund Institutional Class	573,068	4,419,210	1,189,615	1,959,975	(21,775)	225,091	115,871	411,185	3,873,941

Annual Report - December 31, 2023

Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,318,886	$ 8,962,482	$1,833,072	$ 3,491,476	$ (265,904)	$ 741,125	$ 28,414	$ 1,106,339	$ 8,045,203
					4,351,163	13,305,818	4,431,237	12,781,607	176,306,984
FIXED INTEREST CONTRACT 13.40%
Empower of America Contract	66,425,295	71,131,884	8,145,653	13,977,370	-	-	1,125,128	-	66,425,295
					0	0	1,125,128	0	66,425,295
				Total	$(2,056,873)	$23,964,195	$15,356,271	$12,781,607	$474,579,844
Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
BOND MUTUAL FUNDS 44.61%
Empower Bond Index Fund Institutional Class	4,800,989	$40,835,872	$ 9,889,323	$13,991,002	$ (2,903,709)	$ 3,450,084	$ 1,519,565	$ -	$ 40,184,277
Empower Core Bond Fund Institutional Class	2,349,953	20,094,955	5,188,440	6,926,149	(1,343,291)	1,405,856	1,188,646	-	19,763,102
Empower Global Bond Fund Institutional Class	2,602,878	20,265,860	3,992,263	5,983,200	(1,002,790)	1,845,320	182,834	-	20,120,243
Empower High Yield Bond Fund Institutional Class	1,189,116	11,579,778	2,056,254	3,128,718	(176,613)	848,746	558,330	-	11,356,060
Empower Inflation-Protected Securities Fund Institutional Class	4,412,476	37,956,769	11,079,116	11,616,726	(1,627,293)	1,719,502	1,807,953	-	39,138,661
Empower Multi-Sector Bond Fund Institutional Class	1,957,895	16,372,240	3,572,744	5,127,013	(875,445)	1,197,609	914,444	-	16,015,580
Empower Short Duration Bond Fund Institutional Class	1,828,990	16,925,139	4,704,277	5,013,184	(385,128)	814,045	553,940	-	17,430,277
					(8,314,269)	11,281,162	6,725,712	0	164,008,200
EQUITY MUTUAL FUNDS 39.58%
Empower Ariel Mid Cap Value Fund Institutional Class	135,166	1,471,393	600,076	846,405	(195,513)	171,202	36,330	147,561	1,396,266
Empower Emerging Markets Equity Fund Institutional Class	753,475	5,516,709	2,378,465	2,477,699	(503,503)	994,597	101,740	-	6,412,072
Empower International Growth Fund Institutional Class	910,477	9,064,322	1,783,762	5,269,675	(1,468,511)	2,779,766	62,834	-	8,358,175
Empower International Index Fund Institutional Class	1,723,509	19,429,009	3,981,600	7,228,664	570,871	1,587,435	527,242	418,679	17,769,380
Empower International Value Fund Institutional Class	1,128,927	10,306,678	2,081,199	3,950,559	148,030	944,064	361,695	245,082	9,381,382
Empower Large Cap Growth Fund Institutional Class	1,467,281	15,453,447	2,450,351	9,039,835	(2,049,335)	6,102,306	38,554	383,794	14,966,269
Empower Large Cap Value Fund Institutional Class	2,395,535	16,790,960	4,748,495	5,297,443	68,690	119,490	487,375	1,297,771	16,361,502
Empower Mid Cap Value Fund Institutional Class	675,156	5,749,106	1,325,486	2,839,920	(652,212)	1,342,112	142,415	3,759	5,576,784

Annual Report - December 31, 2023

Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
Empower Real Estate Index Fund Institutional Class	379,960	$ 3,289,035	$ 1,055,008	$ 1,732,603	$ (269,262)	$ 595,426	$ 101,819	$ 7,784	$ 3,206,866
Empower S&P 500® Index Fund Institutional Class	4,060,201	32,228,410	10,006,537	13,484,095	(1,585,588)	2,878,112	1,066,375	4,971,815	31,628,964
Empower S&P Mid Cap 400® Index Fund Institutional Class	1,709,448	13,838,936	4,838,455	6,664,591	(998,403)	1,440,559	379,227	1,276,224	13,453,359
Empower S&P Small Cap 600® Index Fund Institutional Class	993,060	6,824,069	2,396,463	4,765,431	(1,508,889)	2,029,584	148,634	334,293	6,484,685
Empower Small Cap Growth Fund Institutional Class	59,616	635,241	165,169	399,081	(132,378)	231,201	-	160	632,530
Empower Small Cap Value Fund Institutional Class	509,498	3,642,783	1,438,945	2,479,957	(697,028)	842,436	101,813	363,744	3,444,207
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,064,807	6,638,289	2,079,698	3,833,042	(1,294,574)	1,610,379	22,749	884,612	6,495,324
					(10,567,605)	23,668,669	3,578,802	10,335,278	145,567,765
FIXED INTEREST CONTRACT 11.08%
Empower of America Contract	40,729,948	39,510,646	10,972,712	10,407,787	-	-	654,377	-	40,729,948
					0	0	654,377	0	40,729,948
				Total	$(18,881,874)	$34,949,831	$10,958,891	$10,335,278	$350,305,913
Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
BOND MUTUAL FUNDS 41.46%
Empower Bond Index Fund Institutional Class	16,255,751	$140,418,409	$22,141,489	$33,232,406	$ (4,984,197)	$ 6,733,148	$ 5,153,111	$ -	$ 136,060,640
Empower Core Bond Fund Institutional Class	7,974,949	68,936,233	12,349,506	16,406,742	(2,019,933)	2,190,328	4,034,240	-	67,069,325
Empower Global Bond Fund Institutional Class	8,373,772	66,105,983	8,628,250	15,291,396	(2,620,962)	5,286,423	592,801	-	64,729,260
Empower High Yield Bond Fund Institutional Class	4,032,456	39,653,561	5,028,959	8,461,945	(31)	2,289,377	1,898,769	-	38,509,952
Empower Inflation-Protected Securities Fund Institutional Class	11,125,516	96,012,348	23,207,233	23,090,986	(2,379,517)	2,554,728	4,557,667	-	98,683,323
Empower Multi-Sector Bond Fund Institutional Class	6,641,174	55,938,352	8,615,703	13,394,814	(2,096,896)	3,165,565	3,106,702	-	54,324,806
Empower Short Duration Bond Fund Institutional Class	4,813,808	45,073,399	10,330,148	11,267,151	(618,670)	1,739,196	1,455,384	-	45,875,592
					(14,720,206)	23,958,765	20,798,674	0	505,252,898
EQUITY MUTUAL FUNDS 44.50%
Empower Ariel Mid Cap Value Fund Institutional Class	494,763	5,485,961	1,762,142	1,645,344	417,960	(491,857)	134,435	546,172	5,110,902
Empower Emerging Markets Equity Fund Institutional Class	2,993,995	23,100,653	6,831,483	6,692,627	(211,599)	2,239,387	413,811	-	25,478,896

Annual Report - December 31, 2023

Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
Empower International Growth Fund Institutional Class	3,507,529	$ 36,272,723	$ 4,173,197	$11,951,969	$ 1,471,205	$ 3,705,164	$ 243,430	$ -	$ 32,199,115
Empower International Index Fund Institutional Class	6,659,597	77,331,049	9,933,600	25,610,165	1,594,936	7,005,963	2,049,887	1,626,342	68,660,447
Empower International Value Fund Institutional Class	4,375,760	40,972,934	5,699,981	13,192,808	1,497,074	2,882,458	1,409,649	959,124	36,362,565
Empower Large Cap Growth Fund Institutional Class	5,364,823	58,057,402	5,648,347	27,686,334	(3,560,020)	18,701,787	142,513	1,404,987	54,721,202
Empower Large Cap Value Fund Institutional Class	8,708,786	63,167,696	13,607,520	14,702,065	3,412,681	(2,592,147)	1,810,902	4,758,092	59,481,004
Empower Mid Cap Value Fund Institutional Class	2,466,733	21,656,818	3,278,808	5,032,416	2,148,958	472,005	526,058	14,029	20,375,215
Empower Real Estate Index Fund Institutional Class	1,284,277	11,269,826	2,297,950	3,357,033	504,475	628,553	348,094	26,400	10,839,296
Empower S&P 500® Index Fund Institutional Class	14,664,635	121,125,909	30,027,030	43,947,359	(1,797,123)	7,031,927	3,945,663	18,226,045	114,237,507
Empower S&P Mid Cap 400® Index Fund Institutional Class	6,205,388	52,019,178	13,241,446	13,674,987	4,591,364	(2,749,230)	1,402,976	4,671,636	48,836,407
Empower S&P Small Cap 600® Index Fund Institutional Class	3,989,723	28,226,764	6,766,830	11,053,137	103,628	2,112,438	606,860	1,355,716	26,052,895
Empower Small Cap Growth Fund Institutional Class	230,293	2,668,163	398,186	973,801	56,436	350,861	-	660	2,443,409
Empower Small Cap Value Fund Institutional Class	2,054,110	15,006,516	4,410,860	5,669,143	527,412	137,550	414,826	1,478,496	13,885,783
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	3,866,771	24,945,656	5,824,975	9,578,108	(1,129,131)	2,394,779	83,669	3,258,143	23,587,302
					9,628,256	41,829,638	13,532,773	38,325,842	542,271,945
FIXED INTEREST CONTRACT 8.77%
Empower of America Contract	106,909,786	105,224,007	24,109,247	24,142,399	-	-	1,718,931	-	106,909,786
					0	0	1,718,931	0	106,909,786
				Total	$ (5,091,950)	$65,788,403	$36,050,378	$38,325,842	$1,154,434,629
Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
BOND MUTUAL FUNDS 36.02%
Empower Bond Index Fund Institutional Class	6,515,820	$44,461,913	$18,238,669	$11,295,037	$ (2,419,010)	$ 3,131,871	$ 1,895,997	$ -	$ 54,537,416
Empower Core Bond Fund Institutional Class	3,185,636	21,846,857	9,418,519	5,628,444	(1,113,699)	1,154,264	1,525,903	-	26,791,196
Empower Global Bond Fund Institutional Class	3,212,860	20,099,781	7,354,471	4,375,661	(732,794)	1,756,819	200,150	-	24,835,410
Empower High Yield Bond Fund Institutional Class	1,610,876	12,574,374	4,327,945	2,374,181	(28,610)	855,729	708,082	-	15,383,867
Empower Inflation-Protected Securities Fund Institutional Class	3,246,404	22,043,827	11,269,212	5,303,842	(767,228)	786,404	1,247,644	-	28,795,601

Annual Report - December 31, 2023

Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
Empower Multi-Sector Bond Fund Institutional Class	2,650,941	$17,713,670	$ 6,896,902	$ 3,915,028	$ (612,458)	$ 989,149	$ 1,174,947	$ -	$ 21,684,693
Empower Short Duration Bond Fund Institutional Class	1,494,491	11,026,212	5,537,563	2,856,916	(220,434)	535,642	413,616	-	14,242,501
					(5,894,233)	9,209,878	7,166,339	0	186,270,684
EQUITY MUTUAL FUNDS 51.56%
Empower Ariel Mid Cap Value Fund Institutional Class	234,103	2,143,476	1,199,961	1,087,519	(202,327)	162,370	61,117	248,337	2,418,288
Empower Emerging Markets Equity Fund Institutional Class	1,561,899	9,947,338	5,323,734	3,429,836	(494,548)	1,450,522	210,893	-	13,291,758
Empower International Growth Fund Institutional Class	1,782,227	14,960,641	4,857,984	7,191,293	(1,410,189)	3,733,509	123,554	-	16,360,841
Empower International Index Fund Institutional Class	3,373,676	31,827,978	10,014,322	9,897,292	915,681	2,837,590	1,034,384	823,295	34,782,598
Empower International Value Fund Institutional Class	2,219,186	16,873,734	5,336,105	5,339,606	313,745	1,571,201	711,341	476,330	18,441,434
Empower Large Cap Growth Fund Institutional Class	2,570,308	22,619,399	6,100,558	11,227,989	(2,212,133)	8,725,172	64,710	671,898	26,217,140
Empower Large Cap Value Fund Institutional Class	4,184,461	24,591,984	10,281,083	5,596,893	958,569	(696,304)	820,484	2,266,845	28,579,870
Empower Mid Cap Value Fund Institutional Class	1,181,817	8,395,690	2,870,773	2,691,733	(35,280)	1,187,074	244,375	6,312	9,761,804
Empower Real Estate Index Fund Institutional Class	548,289	3,905,165	1,810,784	1,708,334	(149,925)	619,943	139,524	11,296	4,627,558
Empower S&P 500® Index Fund Institutional Class	7,065,665	47,073,479	21,853,571	16,831,782	(1,500,039)	2,946,258	1,797,000	8,650,310	55,041,526
Empower S&P Mid Cap 400® Index Fund Institutional Class	2,984,849	20,258,332	9,807,793	7,205,347	26,473	629,985	641,495	2,217,065	23,490,763
Empower S&P Small Cap 600® Index Fund Institutional Class	2,094,684	12,035,230	5,673,194	7,022,397	(1,915,943)	2,992,258	303,033	694,196	13,678,285
Empower Small Cap Growth Fund Institutional Class	121,938	1,128,844	412,831	635,227	(192,806)	387,318	-	324	1,293,766
Empower Small Cap Value Fund Institutional Class	1,080,060	6,399,501	3,340,162	3,458,316	(755,330)	1,019,857	212,551	765,314	7,301,204
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,859,278	9,695,748	4,459,045	4,367,296	(1,124,775)	1,554,099	39,930	1,543,712	11,341,596
					(7,778,827)	29,120,852	6,404,391	18,375,234	266,628,431
FIXED INTEREST CONTRACT 6.41%
Empower of America Contract	33,147,291	25,734,709	13,124,715	6,187,604	-	-	475,471	-	33,147,291
					0	0	475,471	0	33,147,291
				Total	$(13,673,060)	$38,330,730	$14,046,201	$18,375,234	$486,046,406

Annual Report - December 31, 2023

Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
BOND MUTUAL FUNDS 27.87%
Empower Bond Index Fund Institutional Class	14,131,826	$106,698,332	$29,626,796	$23,851,360	$ (4,132,205)	$ 5,809,618	$ 4,223,645	$ -	$ 118,283,386
Empower Core Bond Fund Institutional Class	6,903,743	52,485,826	15,432,263	11,795,783	(1,757,797)	1,938,173	3,360,412	-	58,060,479
Empower Global Bond Fund Institutional Class	6,766,895	46,874,419	11,106,330	9,751,666	(1,865,898)	4,079,021	436,317	-	52,308,104
Empower High Yield Bond Fund Institutional Class	3,513,907	30,274,300	6,437,747	5,042,496	(26,131)	1,888,259	1,568,479	-	33,557,810
Empower Inflation-Protected Securities Fund Institutional Class	4,953,814	37,024,855	14,323,458	8,387,766	(892,450)	979,780	1,917,614	-	43,940,327
Empower Multi-Sector Bond Fund Institutional Class	5,756,110	42,612,945	11,136,091	8,712,680	(1,167,360)	2,048,623	2,584,415	-	47,084,979
Empower Short Duration Bond Fund Institutional Class	2,495,870	20,338,196	7,411,589	4,805,875	(295,089)	841,732	706,930	-	23,785,642
					(10,136,930)	17,585,206	14,797,812	0	377,020,727
EQUITY MUTUAL FUNDS 61.02%
Empower Ariel Mid Cap Value Fund Institutional Class	705,455	7,274,901	2,395,023	2,272,115	(3,340)	(110,461)	187,095	757,437	7,287,348
Empower Emerging Markets Equity Fund Institutional Class	5,182,871	37,712,014	11,066,621	8,360,172	(377,452)	3,687,772	708,302	-	44,106,235
Empower International Growth Fund Institutional Class	5,713,450	54,242,742	7,189,091	15,879,905	1,024,395	6,897,538	394,723	-	52,449,466
Empower International Index Fund Institutional Class	10,847,981	115,376,099	16,687,792	34,226,854	(1,115,958)	14,005,654	3,317,480	2,637,986	111,842,691
Empower International Value Fund Institutional Class	7,122,731	61,263,715	9,363,201	15,442,265	2,533,292	4,005,241	2,281,903	1,536,345	59,189,892
Empower Large Cap Growth Fund Institutional Class	7,762,965	77,646,338	7,734,983	30,106,905	(3,146,506)	23,907,828	201,250	2,030,571	79,182,244
Empower Large Cap Value Fund Institutional Class	12,608,666	84,362,986	18,790,480	16,930,308	963,713	(105,966)	2,551,873	6,858,088	86,117,192
Empower Mid Cap Value Fund Institutional Class	3,575,999	28,931,303	4,475,658	7,205,597	273,920	3,336,387	751,278	19,523	29,537,751
Empower Real Estate Index Fund Institutional Class	1,457,089	11,752,305	2,555,874	2,423,151	823,113	412,802	383,122	29,914	12,297,830
Empower S&P 500® Index Fund Institutional Class	21,248,920	161,977,680	41,440,725	47,225,385	(3,463,339)	9,336,063	5,588,703	26,286,473	165,529,083
Empower S&P Mid Cap 400® Index Fund Institutional Class	8,972,819	69,590,051	18,519,689	19,100,948	655,749	1,607,300	1,988,709	6,719,079	70,616,092
Empower S&P Small Cap 600® Index Fund Institutional Class	6,909,567	44,958,300	11,323,022	13,301,090	1,501,692	2,139,241	1,024,181	2,301,102	45,119,473
Empower Small Cap Growth Fund Institutional Class	397,859	4,266,033	663,368	1,241,086	136,170	532,968	-	1,104	4,221,283
Empower Small Cap Value Fund Institutional Class	3,538,971	23,975,318	7,412,997	6,469,347	1,991,607	(995,523)	707,259	2,526,108	23,923,445
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,594,490	33,319,616	7,879,769	9,612,936	(995,423)	2,539,939	120,509	4,673,449	34,126,388
					801,633	71,196,783	20,206,387	56,377,179	825,546,413

Annual Report - December 31, 2023

Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
FIXED INTEREST CONTRACT 4.08%
Empower of America Contract	55,262,550	$ 47,672,940	$16,930,653	$10,159,868	$ -	$ -	$ 818,824	$ -	$ 55,262,550
					0	0	818,824	0	55,262,550
				Total	$ (9,335,297)	$88,781,989	$35,823,023	$56,377,179	$1,257,829,690
Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
BOND MUTUAL FUNDS 19.05%
Empower Bond Index Fund Institutional Class	3,168,693	$18,887,774	$11,238,943	$ 4,934,305	$ (972,311)	$ 1,329,549	$ 865,732	$ -	$ 26,521,961
Empower Core Bond Fund Institutional Class	1,549,843	9,275,728	5,707,831	2,451,504	(484,021)	502,124	711,468	-	13,034,179
Empower Global Bond Fund Institutional Class	1,471,037	8,083,501	4,352,665	1,903,354	(370,695)	838,307	83,385	-	11,371,119
Empower High Yield Bond Fund Institutional Class	784,967	5,364,169	2,719,533	992,362	(33,547)	405,095	327,585	-	7,496,435
Empower Inflation-Protected Securities Fund Institutional Class	731,915	4,217,108	3,250,730	1,156,043	(175,882)	180,290	263,282	-	6,492,085
Empower Multi-Sector Bond Fund Institutional Class	1,293,183	7,522,298	4,407,583	1,885,003	(365,313)	533,355	548,382	-	10,578,233
Empower Short Duration Bond Fund Institutional Class	419,485	2,708,525	1,921,396	773,260	(57,440)	141,035	108,310	-	3,997,696
					(2,459,209)	3,929,755	2,908,144	0	79,491,708
EQUITY MUTUAL FUNDS 70.62%
Empower Ariel Mid Cap Value Fund Institutional Class	245,208	2,062,901	1,030,612	490,356	24,534	(70,153)	61,824	249,911	2,533,004
Empower Emerging Markets Equity Fund Institutional Class	1,945,892	11,661,118	6,021,445	2,427,254	(198,216)	1,304,233	260,677	-	16,559,542
Empower International Growth Fund Institutional Class	2,094,511	16,051,649	4,851,276	4,754,457	(544,890)	3,079,144	145,039	-	19,227,612
Empower International Index Fund Institutional Class	3,972,166	34,177,324	10,837,233	7,949,861	80,456	3,888,336	1,213,827	968,359	40,953,032
Empower International Value Fund Institutional Class	2,611,413	18,123,396	5,816,560	4,126,461	91,306	1,887,343	834,091	551,965	21,700,838
Empower Large Cap Growth Fund Institutional Class	2,702,732	21,792,255	5,538,765	7,586,507	(1,430,429)	7,823,357	65,788	704,502	27,567,870
Empower Large Cap Value Fund Institutional Class	4,389,361	23,775,862	9,995,690	3,648,695	274,922	(143,519)	836,379	2,372,679	29,979,338
Empower Mid Cap Value Fund Institutional Class	1,240,817	8,114,011	2,367,906	1,136,564	232,650	903,793	252,944	6,365	10,249,146
Empower Real Estate Index Fund Institutional Class	454,217	3,013,033	1,257,110	749,633	54,995	313,080	113,206	9,315	3,833,590
Empower S&P 500® Index Fund Institutional Class	7,443,953	45,388,211	20,579,218	10,217,421	(1,385,091)	2,238,383	1,840,511	9,069,008	57,988,391

Annual Report - December 31, 2023

Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
Empower S&P Mid Cap 400® Index Fund Institutional Class	3,128,752	$19,602,782	$ 8,502,971	$ 3,523,002	$ 479,788	$ 40,529	$ 658,081	$ 2,315,038	$ 24,623,280
Empower S&P Small Cap 600® Index Fund Institutional Class	2,604,844	13,712,195	5,790,733	4,388,890	(652,055)	1,895,595	366,234	844,308	17,009,633
Empower Small Cap Growth Fund Institutional Class	149,520	1,299,135	410,119	424,377	(74,583)	301,525	-	388	1,586,402
Empower Small Cap Value Fund Institutional Class	1,338,817	7,302,574	3,511,020	2,295,091	(262,653)	531,899	260,503	940,335	9,050,402
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,951,646	9,360,373	3,766,711	1,971,173	(410,142)	749,130	41,872	1,610,961	11,905,041
					(3,719,408)	24,742,675	6,950,976	19,643,134	294,767,121
FIXED INTEREST CONTRACT 2.24%
Empower of America Contract	9,366,036	6,292,596	4,615,552	1,664,655	-	-	122,543	-	9,366,036
					0	0	122,543	0	9,366,036
				Total	$(6,178,617)	$28,672,430	$9,981,663	$19,643,134	$383,624,865
Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
BOND MUTUAL FUNDS 11.90%
Empower Bond Index Fund Institutional Class	4,897,922	$ 33,060,146	$13,104,581	$ 7,090,395	$(1,344,688)	$ 1,921,279	$ 1,398,609	$ -	$ 40,995,611
Empower Core Bond Fund Institutional Class	2,393,388	16,220,199	6,704,015	3,403,178	(555,103)	607,353	1,127,632	-	20,128,389
Empower Global Bond Fund Institutional Class	2,230,434	13,914,682	4,766,124	2,652,861	(487,190)	1,213,310	134,656	-	17,241,255
Empower High Yield Bond Fund Institutional Class	1,213,707	9,357,363	3,050,243	1,466,677	(41,093)	649,970	521,910	-	11,590,899
Empower Inflation-Protected Securities Fund Institutional Class	634,360	3,925,615	2,455,891	894,044	(127,836)	139,310	227,925	-	5,626,772
Empower Multi-Sector Bond Fund Institutional Class	1,998,384	13,200,815	5,032,356	2,569,859	(397,890)	683,469	869,178	-	16,346,781
Empower Short Duration Bond Fund Institutional Class	469,281	3,418,196	1,673,956	775,583	(57,446)	155,680	126,770	-	4,472,249
					(3,011,246)	5,370,371	4,406,680	0	116,401,956
EQUITY MUTUAL FUNDS 77.94%
Empower Ariel Mid Cap Value Fund Institutional Class	621,981	5,690,847	2,158,573	1,368,397	(36,239)	(55,955)	157,401	634,079	6,425,068
Empower Emerging Markets Equity Fund Institutional Class	5,369,740	36,200,757	11,962,515	5,991,727	(276,520)	3,524,939	726,825	-	45,696,484
Empower International Growth Fund Institutional Class	5,596,289	47,583,160	7,861,183	10,787,754	538,221	6,717,339	386,765	-	51,373,928
Empower International Index Fund Institutional Class	10,622,323	101,371,291	18,330,899	21,971,298	(272,983)	11,785,262	3,239,761	2,582,407	109,516,154

Annual Report - December 31, 2023

Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
Empower International Value Fund Institutional Class	6,969,955	$ 53,766,061	$10,168,895	$10,855,979	$ 942,474	$ 4,841,349	$ 2,225,841	$ 1,479,932	$ 57,920,326
Empower Large Cap Growth Fund Institutional Class	6,797,217	61,255,321	8,249,188	19,038,705	(1,782,981)	18,865,802	169,926	1,774,087	69,331,606
Empower Large Cap Value Fund Institutional Class	11,027,383	66,636,628	17,768,304	9,921,447	(302,132)	833,543	2,158,076	5,974,171	75,317,028
Empower Mid Cap Value Fund Institutional Class	3,119,904	22,793,414	4,105,777	4,456,081	(321,263)	3,327,300	644,142	16,365	25,770,410
Empower Real Estate Index Fund Institutional Class	1,073,693	8,060,601	2,082,845	1,622,581	349,527	541,106	276,276	22,017	9,061,971
Empower S&P 500® Index Fund Institutional Class	18,605,818	127,691,946	38,744,609	25,246,042	(134,291)	3,748,817	4,739,950	22,851,019	144,939,330
Empower S&P Mid Cap 400® Index Fund Institutional Class	7,864,246	54,877,801	16,641,645	11,729,432	(432,739)	2,101,601	1,689,553	5,842,807	61,891,615
Empower S&P Small Cap 600® Index Fund Institutional Class	7,066,558	41,490,129	11,938,804	11,072,174	(196,901)	3,787,867	1,014,411	2,312,327	46,144,626
Empower Small Cap Growth Fund Institutional Class	415,729	3,947,595	712,792	810,416	99,562	560,909	-	1,087	4,410,880
Empower Small Cap Value Fund Institutional Class	3,620,697	22,108,909	7,663,674	5,360,639	829,510	63,969	712,313	2,558,670	24,475,913
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,901,270	26,307,252	7,126,907	5,027,581	(386,725)	1,491,170	105,362	4,066,241	29,897,748
					(1,383,480)	62,135,018	18,246,602	50,115,209	762,173,087
FIXED INTEREST CONTRACT 1.07%
Empower of America Contract	10,485,315	7,953,299	4,010,826	1,623,655	-	-	144,845	-	10,485,315
					0	0	144,845	0	10,485,315
				Total	$(4,394,726)	$67,505,389	$22,798,127	$50,115,209	$889,060,358
Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
BOND MUTUAL FUNDS 8.20%
Empower Bond Index Fund Institutional Class	1,125,550	$ 5,933,590	$ 4,453,532	$1,350,805	$ (254,284)	$ 384,536	$ 296,145	$ -	$ 9,420,853
Empower Core Bond Fund Institutional Class	547,523	2,916,642	2,215,731	658,631	(125,391)	130,931	246,194	-	4,604,673
Empower Global Bond Fund Institutional Class	503,995	2,437,981	1,688,458	482,849	(92,311)	252,291	27,403	-	3,895,881
Empower High Yield Bond Fund Institutional Class	278,350	1,685,299	1,064,607	232,450	(14,584)	140,789	113,920	-	2,658,245
Empower Inflation-Protected Securities Fund Institutional Class	52,163	182,760	315,701	44,974	(7,645)	9,195	15,656	-	462,682
Empower Multi-Sector Bond Fund Institutional Class	457,244	2,374,517	1,686,873	466,346	(88,413)	145,211	191,526	-	3,740,255
Empower Short Duration Bond Fund Institutional Class	74,552	406,211	377,320	94,036	(6,776)	20,984	18,159	-	710,479
					(589,404)	1,083,937	909,003	0	25,493,068

Annual Report - December 31, 2023

Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
EQUITY MUTUAL FUNDS 81.45%
Empower Ariel Mid Cap Value Fund Institutional Class	200,280	$ 1,370,338	$ 966,728	$ 227,895	$ 15,351	$ (40,280)	$ 47,050	$ 188,056	$ 2,068,891
Empower Emerging Markets Equity Fund Institutional Class	1,886,599	9,483,216	6,719,920	1,143,820	(11,813)	995,643	243,923	-	16,054,959
Empower International Growth Fund Institutional Class	1,904,698	11,964,718	5,567,219	2,342,551	(209,713)	2,295,742	131,337	-	17,485,128
Empower International Index Fund Institutional Class	3,611,946	25,494,660	12,368,077	3,696,345	45,120	3,072,768	1,094,661	876,670	37,239,160
Empower International Value Fund Institutional Class	2,371,004	13,525,007	6,677,542	2,005,125	25,623	1,505,616	751,620	487,831	19,703,040
Empower Large Cap Growth Fund Institutional Class	2,188,026	14,643,799	5,858,687	3,637,750	(742,293)	5,453,136	50,532	569,056	22,317,872
Empower Large Cap Value Fund Institutional Class	3,559,300	15,868,284	9,751,845	1,391,478	(45,076)	81,370	642,697	1,909,162	24,310,021
Empower Mid Cap Value Fund Institutional Class	1,004,410	5,440,239	2,575,566	556,956	32,795	837,576	199,424	4,774	8,296,425
Empower Real Estate Index Fund Institutional Class	348,556	1,927,285	1,156,079	405,315	10,915	263,764	82,399	7,121	2,941,813
Empower S&P 500® Index Fund Institutional Class	6,034,237	30,534,263	19,904,201	4,144,319	(648,747)	712,564	1,427,407	7,281,441	47,006,709
Empower S&P Mid Cap 400® Index Fund Institutional Class	2,541,294	13,084,324	8,429,002	1,727,174	118,512	213,833	511,084	1,856,074	19,999,985
Empower S&P Small Cap 600® Index Fund Institutional Class	2,454,490	10,633,258	6,660,424	2,493,194	(69,210)	1,227,336	328,791	768,228	16,027,824
Empower Small Cap Growth Fund Institutional Class	144,103	998,100	498,962	219,395	(48,318)	251,263	-	335	1,528,930
Empower Small Cap Value Fund Institutional Class	1,259,049	5,659,171	3,893,450	1,183,390	71,951	141,938	239,501	869,168	8,511,169
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,588,258	6,271,591	3,910,507	850,031	(171,227)	356,307	33,899	1,293,752	9,688,374
					(1,626,130)	17,368,576	5,784,325	16,111,668	253,180,300
FIXED INTEREST CONTRACT 0.52%
Empower of America Contract	1,635,679	955,288	865,198	205,132	-	-	20,325	-	1,635,679
					0	0	20,325	0	1,635,679
				Total	$(2,215,534)	$18,452,513	$6,713,653	$16,111,668	$280,309,047
Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
BOND MUTUAL FUNDS 7.14%
Empower Bond Index Fund Institutional Class	1,617,330	$11,078,580	$ 4,668,444	$ 3,026,302	$ (636,104)	$ 816,332	$ 459,450	$ -	$ 13,537,054
Empower Core Bond Fund Institutional Class	790,570	5,436,953	2,382,185	1,448,442	(267,044)	277,997	373,184	-	6,648,693
Empower Global Bond Fund Institutional Class	731,788	4,700,039	1,635,351	1,076,730	(173,773)	398,057	46,084	-	5,656,717

Annual Report - December 31, 2023

Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
Empower High Yield Bond Fund Institutional Class	403,529	$ 3,157,713	$ 1,086,060	$ 602,878	$ (11,904)	$ 212,810	$ 175,916	$ -	$ 3,853,705
Empower Multi-Sector Bond Fund Institutional Class	660,355	4,404,416	1,814,708	1,070,363	(162,424)	252,940	289,797	-	5,401,701
Empower Short Duration Bond Fund Institutional Class	78,668	624,044	263,501	166,887	(12,097)	29,047	21,962	-	749,705
					(1,263,346)	1,987,183	1,366,393	0	35,847,575
EQUITY MUTUAL FUNDS 82.18%
Empower Ariel Mid Cap Value Fund Institutional Class	319,452	2,728,026	1,271,413	709,093	(42,846)	9,590	77,773	310,940	3,299,936
Empower Emerging Markets Equity Fund Institutional Class	3,247,991	20,889,918	8,430,182	3,693,618	(109,303)	2,013,923	434,067	-	27,640,405
Empower International Growth Fund Institutional Class	3,194,678	25,279,716	5,757,777	4,802,638	864,591	3,092,286	220,584	-	29,327,141
Empower International Index Fund Institutional Class	6,063,143	53,770,291	13,814,657	11,183,395	16,934	6,109,457	1,843,675	1,473,328	62,511,010
Empower International Value Fund Institutional Class	3,978,352	28,495,911	7,690,478	5,281,977	906,386	2,155,693	1,266,577	831,223	33,060,105
Empower Large Cap Growth Fund Institutional Class	3,476,371	29,282,941	5,846,789	9,766,999	(1,796,528)	10,096,258	84,020	906,832	35,458,989
Empower Large Cap Value Fund Institutional Class	5,631,583	31,887,391	11,099,199	4,357,018	365,899	(165,860)	1,070,457	3,043,408	38,463,712
Empower Mid Cap Value Fund Institutional Class	1,595,934	10,862,460	2,682,108	2,099,561	(241,066)	1,737,405	324,670	7,963	13,182,412
Empower Real Estate Index Fund Institutional Class	569,416	4,001,090	1,346,146	895,890	114,831	354,527	142,349	11,672	4,805,873
Empower S&P 500® Index Fund Institutional Class	9,516,923	61,162,346	23,420,473	13,024,816	(1,321,210)	2,578,824	2,369,746	11,651,566	74,136,827
Empower S&P Mid Cap 400® Index Fund Institutional Class	4,017,993	26,249,515	9,702,642	5,511,611	(401,149)	1,181,056	843,895	2,967,223	31,621,602
Empower S&P Small Cap 600® Index Fund Institutional Class	4,166,456	22,891,741	7,933,994	5,470,541	255,857	1,851,765	582,798	1,333,472	27,206,959
Empower Small Cap Growth Fund Institutional Class	241,873	2,170,159	527,183	463,034	45,969	331,967	-	608	2,566,275
Empower Small Cap Value Fund Institutional Class	2,132,907	12,182,928	4,965,323	2,674,879	549,713	(54,924)	414,781	1,493,081	14,418,448
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,498,398	12,568,223	4,318,695	2,498,612	(361,634)	851,920	53,718	2,061,767	15,240,226
					(1,153,556)	32,143,887	9,729,110	26,093,083	412,939,920
FIXED INTEREST CONTRACT 0.36%
Empower of America Contract	1,797,128	1,456,839	663,208	348,906	-	-	25,987	-	1,797,128
					0	0	25,987	0	1,797,128
				Total	$(2,416,902)	$34,131,070	$11,121,490	$26,093,083	$450,584,623

Annual Report - December 31, 2023

Empower Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
BOND MUTUAL FUNDS 6.75%
Empower Bond Index Fund Institutional Class	162,408	$ 650,678	$ 886,004	$ 235,177	$ (38,872)	$ 57,847	$ 38,513	$ -	$ 1,359,352
Empower Core Bond Fund Institutional Class	79,225	318,878	442,413	115,994	(20,639)	20,983	33,439	-	666,280
Empower Global Bond Fund Institutional Class	77,855	294,043	371,892	105,936	(17,899)	41,819	3,817	-	601,818
Empower High Yield Bond Fund Institutional Class	40,506	184,106	228,862	48,682	(6,054)	22,549	15,473	-	386,835
Empower Multi-Sector Bond Fund Institutional Class	66,345	259,720	346,437	85,885	(15,204)	22,433	26,321	-	542,705
Empower Short Duration Bond Fund Institutional Class	7,895	36,451	49,109	12,420	(689)	2,103	1,811	-	75,243
					(99,357)	167,734	119,374	0	3,632,233
EQUITY MUTUAL FUNDS 82.16%
Empower Ariel Mid Cap Value Fund Institutional Class	33,257	164,703	228,529	69,342	(22,463)	19,656	7,087	28,004	343,546
Empower Emerging Markets Equity Fund Institutional Class	364,294	1,391,421	1,815,398	373,426	(94,839)	266,750	45,307	-	3,100,143
Empower International Growth Fund Institutional Class	350,201	1,617,751	1,717,868	667,887	(218,555)	547,113	23,986	-	3,214,845
Empower International Index Fund Institutional Class	663,011	3,439,797	3,838,150	1,039,810	(143,484)	597,504	198,911	160,008	6,835,641
Empower International Value Fund Institutional Class	436,052	1,822,748	2,054,198	555,840	(85,402)	302,483	136,667	86,611	3,623,589
Empower Large Cap Growth Fund Institutional Class	361,245	1,777,395	1,793,642	733,514	(189,307)	847,172	7,654	93,063	3,684,695
Empower Large Cap Value Fund Institutional Class	584,595	1,924,318	2,429,576	419,435	(70,419)	58,326	97,335	309,901	3,992,785
Empower Mid Cap Value Fund Institutional Class	165,784	659,110	684,325	151,552	(48,283)	177,497	31,434	706	1,369,380
Empower Real Estate Index Fund Institutional Class	61,662	252,600	294,323	96,141	(23,700)	69,643	13,283	1,246	520,425
Empower S&P 500® Index Fund Institutional Class	989,265	3,704,091	5,014,465	1,084,568	(217,659)	72,389	219,200	1,183,374	7,706,377
Empower S&P Mid Cap 400® Index Fund Institutional Class	418,164	1,587,904	1,964,323	369,857	(81,099)	108,578	78,487	299,360	3,290,948
Empower S&P Small Cap 600® Index Fund Institutional Class	464,190	1,479,913	1,735,714	572,326	(182,866)	387,863	57,481	138,260	3,031,164
Empower Small Cap Growth Fund Institutional Class	26,843	138,483	139,086	40,053	(13,126)	47,290	-	57	284,806
Empower Small Cap Value Fund Institutional Class	237,482	785,786	996,177	279,756	(76,993)	103,171	43,561	159,756	1,605,378
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	259,202	761,251	940,990	207,835	(78,812)	86,724	5,505	208,092	1,581,130
					(1,547,007)	3,692,159	965,898	2,668,438	44,184,852
FIXED INTEREST CONTRACT 0.34%
Empower of America Contract	182,694	85,961	122,318	27,665	-	-	2,080	-	182,694
					0	0	2,080	0	182,694
				Total	$(1,646,364)	$3,859,893	$1,087,352	$2,668,438	$47,999,779

Annual Report - December 31, 2023

3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Empower Lifetime 2015 Fund	$73,757,604	$148,963,335
Empower Lifetime 2020 Fund	98,911,405	120,262,449
Empower Lifetime 2025 Fund	243,248,310	354,421,889
Empower Lifetime 2030 Fund	181,855,140	124,453,892
Empower Lifetime 2035 Fund	301,740,803	323,447,653
Empower Lifetime 2040 Fund	140,044,121	70,566,917
Empower Lifetime 2045 Fund	228,266,136	174,844,618
Empower Lifetime 2050 Fund	120,208,616	30,295,401
Empower Lifetime 2055 Fund	136,778,903	85,764,061
Empower Lifetime 2060 Fund	31,545,030	6,301,648
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds.  In the normal course of business, the Funds may also enter into contracts that provide general indemnifications.  The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds.  The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENTS
Effective January 4, 2024, ECM and Empower became wholly-owned subsidiaries of Empower Services Holdings US, LLC, which is a wholly-owned subsidiary of Empower of America.
Effective January 12, 2024, the Federal Income Taxes and Distributions to Shareholders section was amended and distributions to shareholders from net investment income of each Fund, if any, are declared and paid annually.
Management has reviewed all events subsequent to December 31, 2023, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred other than what is disclosed above.

Annual Report - December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Empower Lifetime 2015 Fund, Empower Lifetime 2020 Fund, Empower Lifetime 2025 Fund, Empower Lifetime 2030 Fund, Empower Lifetime 2035 Fund, Empower Lifetime 2040 Fund, Empower Lifetime 2045 Fund, Empower Lifetime 2050 Fund, Empower Lifetime 2055 Fund, and Empower Lifetime 2060 Fund (collectively, the “Funds”), ten of the funds comprising Empower Funds, Inc., as of December 31, 2023, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Empower Lifetime 2015 Fund, Empower Lifetime 2020 Fund, Empower Lifetime 2025 Fund, Empower Lifetime 2030 Fund, Empower Lifetime 2035 Fund, Empower Lifetime 2040 Fund, Empower Lifetime 2045 Fund, Empower Lifetime 2050 Fund, and Empower Lifetime 2055 Fund	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Empower Lifetime 2060 Fund	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the four years in the period ended December 31, 2023 and for the period from May 1, 2019 (commencement of operations) to December 31, 2019

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2024
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Each Fund intends to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Empower Lifetime 2015 Fund	$151,948	$1,626,807
Empower Lifetime 2020 Fund	130,967	1,397,997
Empower Lifetime 2025 Fund	510,700	5,438,029
Empower Lifetime 2030 Fund	261,281	2,774,965
Empower Lifetime 2035 Fund	848,124	8,981,037
Empower Lifetime 2040 Fund	313,263	3,309,666
Empower Lifetime 2045 Fund	846,068	8,912,390
Empower Lifetime 2050 Fund	291,024	3,056,069
Empower Lifetime 2055 Fund	492,686	5,161,372
Empower Lifetime 2060 Fund	54,400	568,554
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2023, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower Lifetime 2015 Fund	18%
Empower Lifetime 2020 Fund	21%
Empower Lifetime 2025 Fund	23%
Empower Lifetime 2030 Fund	28%
Empower Lifetime 2035 Fund	39%
Empower Lifetime 2040 Fund	40%
Empower Lifetime 2045 Fund	46%
Empower Lifetime 2050 Fund	66%
Empower Lifetime 2055 Fund	47%
Empower Lifetime 2060 Fund	44%

Fund Directors and Officers
Empower Funds is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Empower Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 80	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	45	Director, Gold, Inc.
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 60	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	45	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 64	Independent Director	Since 2017	Director, Colorado State Housing Board; and former Director, Grand Junction Housing Authority; Counseling and Education Center	45	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 69	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	45	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 80	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	45	N/A

Interested Director*****
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 40	Director, President & Chief Executive Officer	Since 2020	Executive Vice President & Head of Empower Investments, Empower, Empower of America and Empower Life & Annuity Insurance Company of New York (“Empower of NY”); President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 40	Director, President & Chief Executive Officer	Since 2020	Executive Vice President & Head of Empower Investments, Empower, Empower of America and Empower of NY; President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and EAG	45	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 67	Chief Compliance Officer	Since 2016	Vice President, Compliance Empower Investments, Empower; Chief Compliance Officer, ECM and EAG	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 49	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Vice President, Deputy General Counsel & Corporate Secretary, Empower, Empower of America & Empower of NY; Vice President & Counsel, ECM; formerly, Vice President & Counsel, Empower Funds; Vice President, Counsel & Secretary, EAG & EFSI	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 48	Chief Financial Officer & Treasurer	Since 2021	Vice President, Fund Administration, Empower; Chief Financial Officer & Treasurer, ECM; Vice President & Treasurer, CITs, Empower Trust Company, LLC (“ETC”); formerly, Assistant Treasurer Empower Funds, ECM & ETC	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 56	Assistant Treasurer	Since 2007	Vice President, Fund Administration, Empower; Assistant Treasurer, ECM; Assistant Vice President and Assistant Treasurer, ETC	N/A	N/A
Abhijit Dande 8515 East Orchard Road, Greenwood Village, CO 80111 43	Derivatives Risk Manager	Since 2022	Vice President, Financial Risk Management, Empower; Derivatives Risk Manager, ECM	N/A	N/A
* A Director who is not an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) is referred to as an “Independent Director.”
** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2024. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the sole member of Resolute Capital Asset Partners LLC, which is the general partner for Resolute Capital Asset Partners Fund I LP. Goldman Sachs & Co. LLC, the clearing agent and custodian for Resolute Capital Asset Partners Fund I LP, is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Empower Inflation-Protected Securities Fund, Empower Mid Cap Value Fund and other series of Empower Funds; and a Sub-Adviser of the Empower Core Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower International Growth Fund, Empower Large Cap Growth Fund and other series of Empower Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower International Growth Fund, Empower Large Cap Growth Fund and other series of Empower Funds. Mr. Hudner has personal investments in the following: (1) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Empower Emerging Markets Equity Fund, (2) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Empower International Value Fund, and (3) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Virtus Fixed Income Advisers, LLC, a Sub-Adviser of the Empower Multi-Sector Bond Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.

***** An “Interested Director” refers to a Director who is an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) by virtue of their affiliation with ECM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Empower Funds and its Directors is available in the Empower Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Empower Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://www.empower.com.
Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Empower Funds’ Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)  As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)  For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)  During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)  During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)   Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)  Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,031,500 for fiscal year 2022 and $1,050,700 for fiscal year 2023.

(b)  Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $42,000 for fiscal year 2022 and $44,680 for fiscal year 2023.  The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)  Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2022 and $0 for fiscal year 2023.
(d)  All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)   (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4  The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation .  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)   (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)  The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2022 equaled $1,022,840 and for fiscal year 2023 equaled $1,795,449.
(i)  The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.  INVESTMENTS.
(a)   The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)   Not applicable.
ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.  CONTROLS AND PROCEDURES.
(a)  The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)  The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.        DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)   Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)  A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
Director, President & Chief Executive Officer
Date:February 23, 2024
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
Director, President & Chief Executive Officer
Date:February 23, 2024
By:	/s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer
Date:February 23, 2024